UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2004

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

February 29, 2004

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Spartan® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge) A	1.21%	4.74%	5.56%
Class T (incl. 3.50% sales charge)B	2.33%	5.01%	5.70%
Class B (incl. contingent deferred sales charge)C	0.46%	5.19%	5.95%
Class C (incl. contingent deferred sales charge)D	4.34%	5.46%	5.92%

A Class A's 12b-1 plan currently authorizes a 0.15% 12b-1 fee. The initial offering of Class A shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan California Municipal Income, the original retail class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

B Class T's 12b-1 plan currently authorizes a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan California Municipal Income, the original retail class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

C Class B's 12b-1 plan currently authorizes a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan California Municipal Income, the original retail class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

D Class C's 12b-1 plan currently authorizes a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan California Municipal Income, the original retail class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class T on February 28, 1994, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Doug McGinley, Portfolio Manager of Advisor® California Municipal Income Fund

A continued low interest rate environment and a mild slowdown in the equity markets late in the period benefited the municipal bond market on an absolute basis and in comparison to investment-grade debt. Longer-maturity munis outperformed shorter-duration issues. Lower-rated bonds also performed well, thanks in part to an improving outlook for corporate-backed munis. During the past 12 months ending February 29, 2004, the Lehman Brothers® Municipal Bond Index - a performance measure of about 40,000 investment-grade, fixed-rate, tax-exempt bonds - advanced 6.30%. That return outdistanced the gains of all taxable investment-grade fixed income categories except for corporates. The Lehman Brothers Aggregate Bond Index, a proxy for the overall taxable, investment-grade bond market, gained 4.54%, nearly two percentage points lower than the muni index. Considering the tax-equivalent yield advantage munis offer, the performance gap appears even wider. According to the Bond Market Association, an investor in the 35% federal tax bracket would have to receive a yield of roughly 7.69% from a taxable investment to equal the 5.00% yield on a tax-exempt bond.

Fidelity Advisor California Municipal Income Fund's Class A, Class T, Class B and Class C shares returned 6.25%, 6.04%, 5.46% and 5.34%, respectively, during the 12-month period ending February 29, 2004. Those returns compared to the 5.87% return of the LipperSM California Municipal Debt Funds Average and the 6.17% return of the Lehman Brothers California Municipal Bond Index. The fund's performance was driven by a variety of strategies. On the plus side, the fund's periodic repositioning among bonds of various maturities and coupons at different points in time throughout the year helped performance. An emphasis on essential services bonds - issued by providers of electricity, water and sewer services - also helped. Their stable revenues helped them outperform tax-backed general obligation bonds - especially those issued by the state - during the period. The fund also benefited from its underweighting in state-issued bonds, which came under pressure due to credit rating downgrades in light of the challenges the state experienced on the political, economic and fiscal fronts. The downgrades caused a decline in the overall credit quality of both the California municipal market and the fund. Modestly detracting from performance was the fund's small stake - compared with the California municipal market overall - in tobacco bonds. These bonds were hurt by unfavorable legal developments.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Sectors as of February 29, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.4	25.7
Transportation	15.6	16.0
Electric Utilities	10.0	11.4
Health Care	9.7	10.6
Education	8.1	8.2
Average Years to Maturity as of February 29, 2004
		6 months ago
Years	14.3	13.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 29, 2004
6 months ago
Years	7.5	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 29, 2004	As of August 31, 2003
AAA 51.5%	AAA 52.2%
AA,A 21.3%	AA,A 34.2%
BBB 24.2%	BBB 10.5%
BB and Below 0.1%	BB and Below 0.0%
Not Rated 1.9%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Investments February 29, 2004

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 98.6%
ABC Unified School District:
0% 8/1/32 (FGIC Insured)	$ 2,115	$ 496
0% 8/1/33 (FGIC Insured)	5,365	1,196
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	3,103
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	8,298
Alvord Unified School District Series A, 5.9% 2/1/16 (MBIA Insured)	1,155	1,403
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,201
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	1,886
Series C:
0% 9/1/22 (FSA Insured)	5,150	2,081
0% 9/1/36 (FSA Insured)	9,545	1,761
Anaheim Union High School District Series A, 5.375% 8/1/17 (FSA Insured)	1,000	1,139
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,395
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,536
Berryessa Union School District Series C, 0% 6/1/28 (FSA Insured)	1,755	510
Brea Redev. Agcy. 0% 8/1/30 (AMBAC Insured)	7,210	1,882
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,253
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,785
0% 8/1/12 (AMBAC Insured)	2,800	2,083
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.):
Series AA, 5% 12/1/23 (FGIC Insured)	1,370	1,452
Series J1, 7% 12/1/12	730	942
Series S, 5% 12/1/19	3,160	3,356
Series Y, 5.25% 12/1/19 (FGIC Insured)	5,000	5,575
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,000	2,209
5.5% 5/1/16 (AMBAC Insured)	1,200	1,376
5.75% 5/1/17	3,000	3,391
Series A:
5.25% 5/1/09 (MBIA Insured)	15,600	17,788
5.25% 5/1/11 (FSA Insured)	3,075	3,548
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5.375% 5/1/18 (AMBAC Insured)	$ 2,060	$ 2,325
5.5% 5/1/08	5,200	5,850
5.5% 5/1/15 (AMBAC Insured)	9,000	10,394
5.875% 5/1/16	4,535	5,186
6% 5/1/14	7,500	8,751
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	4,090	4,359
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,196
(Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,280	1,340
0% 10/1/29 (MBIA Insured)	7,115	1,943
(Pepperdine Univ. Proj.) 5.75% 9/15/30	13,735	15,137
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,435	3,821
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,163
5.25% 9/1/26	7,910	8,651
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,051
5.125% 2/1/30	6,000	6,228
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	21,431
Series O, 5.125% 1/1/31	5,000	5,279
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,541
Series C, 5.125% 10/1/28	7,725	8,103
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,991
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,728
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,455
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,178
4.75% 9/1/10	1,250	1,362
5% 11/1/07	24,000	26,293
5% 2/1/09	3,750	4,106
5% 2/1/10	3,000	3,295
5% 3/1/11	1,000	1,091
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5% 11/1/12	$ 11,850	$ 12,912
5% 2/1/18 (AMBAC Insured)	3,000	3,283
5% 10/1/18	3,000	3,099
5% 12/1/18	9,245	9,581
5% 2/1/32	2,000	1,994
5.25% 10/1/09	2,150	2,402
5.25% 2/1/11	5,485	6,105
5.25% 10/1/14	300	314
5.25% 2/1/15	2,000	2,179
5.25% 2/1/16	7,500	8,103
5.25% 10/1/17	1,500	1,557
5.25% 2/1/20	10,900	11,439
5.25% 2/1/22	5,000	5,189
5.375% 4/1/15 (MBIA Insured)	1,500	1,689
5.375% 10/1/28	4,250	4,364
5.5% 6/1/10	1,350	1,528
5.5% 3/1/12 (MBIA Insured)	5,000	5,757
5.5% 6/1/28	5,000	5,188
5.5% 11/1/33	3,000	3,130
5.625% 5/1/26	4,000	4,205
5.75% 10/1/10	7,325	8,444
5.75% 12/1/10	2,500	2,891
5.75% 5/1/30	3,080	3,289
6% 2/1/08	1,000	1,127
6% 4/1/18	1,000	1,165
6.5% 2/1/07	3,000	3,356
6.5% 2/1/08	4,050	4,630
6.6% 2/1/09	14,355	16,730
6.6% 2/1/11 (MBIA Insured)	1,100	1,349
6.75% 8/1/10	5,675	6,831
6.75% 8/1/12	1,100	1,341
7% 8/1/09	5,100	6,111
California Health Facilities Fing. Auth. Rev.:
(Catholic Health Care West Proj.) Series 1988 A, 5% 7/1/06	3,135	3,315
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,315	8,896
6.25% 12/1/34	15,905	17,073
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,405
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	$ 170	$ 65
Series 1983 A, 0% 2/1/15	8,187	3,367
Series I, 4.95% 8/1/28 (MBIA Insured) (d)	630	634
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	2,270	2,340
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metro. L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,163
5.25% 2/1/32 (AMBAC Insured)	6,295	6,782
5.25% 6/1/30 (MBIA Insured)	1,700	1,800
5.5% 6/1/20 (MBIA Insured)	1,780	2,001
5.5% 6/1/21 (MBIA Insured)	4,780	5,347
5.5% 6/1/22 (MBIA Insured)	5,040	5,614
5.5% 6/1/23 (MBIA Insured)	5,320	5,904
5.5% 6/1/24 (MBIA Insured)	5,610	6,206
California Poll. Cont. Fing. Auth.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	1,500	1,503
(Pacific Gas & Elec. Co. Proj.) Series B, 6.35% 6/1/09 (MBIA Insured) (d)	7,000	7,099
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,869
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series B, 4.45%, tender 7/1/05 (c)(d)	11,500	11,882
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,682
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,583
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,574
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	9,138
5.5% 6/1/19	3,000	3,083
6% 6/1/07	1,590	1,770
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C, 5.5% 6/1/15	3,000	3,323
Series D:
5.375% 11/1/12	1,250	1,348
5.375% 11/1/13	5,055	5,440
5.375% 11/1/14	5,000	5,364
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	$ 4,000	$ 4,593
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,443
(Regents Univ. of California Proj.) Series 1998 B, 5.5% 11/1/10	3,755	4,328
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,271
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,267
Series B:
5.5% 6/1/19	1,650	1,685
6.4% 12/1/09	3,700	4,402
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,565
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,000	1,138
5.5% 11/1/16 (AMBAC Insured)	1,500	1,735
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	3,000	3,415
California Statewide Cmnty. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,943
(Kaiser Permanente Health Sys. Proj.) Series 2001 C, 3.85%, tender 8/1/06 (c)	21,000	21,930
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	11,039
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/14	9,500	9,690
5.5% 7/1/23	3,000	3,060
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,218
(Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	3,860	4,099
5.616% 7/1/13 (MBIA Insured)	10,000	10,202
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	3,455	3,875
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,989
5.5% 7/1/07	1,425	1,577
California Statewide Cmntys. Dev. Auth. Solid Waste Facilities Rev. (Waste Mgmt. Proj.) 4.95%, tender 4/1/04 (c)(d)	3,000	3,008
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	$ 1,700	$ 1,060
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,921
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	2,610	2,670
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	3,000	3,390
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,011
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	915
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	933
5% 4/1/11	2,000	2,112
5% 4/1/12	4,210	4,426
5% 4/1/13	1,830	1,907
5.25% 4/1/09	1,600	1,720
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2001, 5% 6/1/26 (MBIA Insured)	1,520	1,587
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,227
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	592
0% 10/1/25 (AMBAC Insured)	1,665	557
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	830
0% 8/1/21 (MBIA Insured)	1,000	436
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,089
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	660	662
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,819
Folsom Cordova Unified School District Facilities Impt. District #2 (1998 Fing. Proj.) Series A:
0% 10/1/24 (MBIA Insured)	3,165	1,136
0% 10/1/26 (MBIA Insured)	2,290	733
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	609
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District:
Series B, 0% 8/1/35 (FGIC Insured)	$ 15,000	$ 3,018
0% 8/1/15 (MBIA Insured)	2,415	1,521
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,500	12,126
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	552
5% 1/1/35 (MBIA Insured)	22,070	22,911
0% 1/15/27 (a)	4,000	3,060
0% 1/15/27 (MBIA Insured) (a)	4,500	3,763
0% 1/15/29 (a)	4,000	3,044
5% 1/15/16 (MBIA Insured)	4,000	4,348
5.5% 1/15/08 (MBIA Insured)	8,945	10,133
5.75% 1/15/40	8,155	8,427
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	866
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,409
5.75% 7/1/30 (MBIA Insured)	1,000	1,121
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	14,078
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	16,300	16,387
6.75% 6/1/39	8,000	7,800
Series 2003 B:
5.75% 6/1/21	2,125	2,234
5.75% 6/1/22	4,400	4,613
Series B:
5% 6/1/09	3,000	3,261
5% 6/1/11	3,610	3,884
5.5% 6/1/18	1,000	1,036
5.5% 6/1/43	2,000	2,019
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	721
Lancaster Fing. Auth. Tax Allocation Rev. (Proj. #5 & Proj. #6 Redev. Projs.) 5.25% 2/1/20 (MBIA Insured)	1,075	1,224
Long Beach Hbr. Rev.:
Series A:
5% 5/15/14 (FGIC Insured) (b)(d)	2,000	2,206
5% 5/15/15 (FGIC Insured) (b)(d)	1,000	1,091
5.5% 5/15/08 (FGIC Insured) (d)	8,780	9,906
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Long Beach Hbr. Rev.: - continued
Series A:
6% 5/15/09 (FGIC Insured) (d)	$ 3,300	$ 3,829
6% 5/15/10 (FGIC Insured) (d)	1,000	1,180
6% 5/15/12 (FGIC Insured) (d)	3,500	4,153
5.125% 5/15/13 (d)	12,450	12,636
5.5% 5/15/11 (MBIA Insured) (d)	700	748
5.5% 5/15/15 (MBIA Insured) (d)	3,710	3,946
5.75% 5/15/07 (MBIA Insured) (d)	5,345	5,728
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	10,000	11,188
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,143
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,456
(Disney Parking Proj.):
0% 3/1/10	2,000	1,647
0% 3/1/11	1,950	1,513
0% 3/1/12	2,180	1,595
0% 3/1/13	6,490	4,485
0% 3/1/18	3,000	1,536
0% 3/1/19	3,175	1,527
0% 3/1/20	1,000	450
Los Angeles County Metro. Trans. Auth. Sales Tax Rev.:
(Proposition A Proj.) First Tier Sr. Series C, 4.75% 7/1/17 (AMBAC Insured)	3,310	3,493
(Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,765
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series A, 5% 10/1/19	6,000	6,347
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,198
5.375% 9/1/17 (FSA Insured)	1,095	1,254
5.375% 9/1/18 (FSA Insured)	1,155	1,302
5.375% 9/1/19 (FSA Insured)	1,210	1,354
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	306
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,189
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,420
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.: - continued
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (e)	$ 1,650	$ 1,671
6.75% 10/15/04 (Escrowed to Maturity) (e)	195	200
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	14,000	14,540
5.5% 10/15/10	2,630	3,042
5.5% 10/15/11 (MBIA Insured)	3,670	4,250
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	4,107
Los Angeles Hbr. Dept. Rev.:
Series B:
5.25% 11/1/07 (d)	4,290	4,695
5.25% 11/1/10 (d)	9,105	9,937
5.25% 11/1/11 (d)	7,095	7,720
5.3% 8/1/06 (d)	2,000	2,169
5.5% 8/1/08 (d)	1,505	1,644
7.6% 10/1/18 (Escrowed to Maturity) (e)	14,810	19,458
Los Angeles Unified School District:
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,539
5.375% 7/1/17 (MBIA Insured)	3,850	4,419
5.375% 7/1/18 (MBIA Insured)	425	484
Series C, 5.25% 7/1/24 (MBIA Insured)	1,265	1,358
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,455	3,082
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	843
Metro. Wtr. District Southern California Wtrwks. Rev. 5% 7/1/26	9,550	10,463
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (FGIC Insured)	2,800	954
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,759
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,749
Modesto Irrigation District Ctfs. of Prtn.:
Ctfs. of Prtn. (Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,006
Ctfs. of Prtn. & Cap. Impts. Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,859
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	$ 2,500	$ 565
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	514
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,748
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,054
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,728
12% 8/1/17 (FSA Insured)	1,000	1,856
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,611
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,825	5,369
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,931
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,121
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,119
5.5% 9/1/17 (FGIC Insured)	3,000	3,433
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/09 (MBIA Insured)	3,260	2,824
0% 8/1/10 (MBIA Insured)	3,255	2,703
Orange County Arpt. Rev.:
5.5% 7/1/11 (MBIA Insured) (d)	4,000	4,497
6% 7/1/07 (MBIA Insured) (d)	9,135	10,287
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	8,403
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	4,220
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,729
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,331
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,227
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	5,900	6,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Placer County Union High School District Series A, 0% 8/1/21 (FGIC Insured)	$ 1,000	$ 436
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	5,330	5,336
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	3,000	3,310
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A:
6% 9/2/05	1,280	1,310
6.15% 9/2/12	12,205	12,488
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,535	5,272
Port of Oakland Gen. Oblig.:
Series L:
5% 11/1/32 (FGIC Insured) (d)	4,835	5,008
5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,784
5% 11/1/15 (MBIA Insured) (d)	5,850	6,379
5% 11/1/17 (MBIA Insured) (d)	3,355	3,622
5% 11/1/18 (MBIA Insured) (d)	2,740	2,946
Port of Oakland Port Rev. Series G:
5.375% 11/1/08 (MBIA Insured) (d)	1,805	2,031
6% 11/1/07 (MBIA Insured) (d)	1,650	1,878
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series A:
0% 6/1/06 (FGIC Insured)	1,730	1,671
0% 6/1/07 (FGIC Insured)	1,890	1,781
0% 6/1/08 (FGIC Insured)	1,300	1,185
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,251
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	105	106
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	18,882
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,285
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	1,080	1,156
5% 10/1/08	1,135	1,216
5% 10/1/09	1,140	1,218
5.1% 10/1/10	1,245	1,330
5.25% 10/1/12	1,375	1,460
5.5% 10/1/22	4,500	4,694
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	$ 1,370	$ 496
0% 8/1/25 (FGIC Insured)	2,725	929
0% 8/1/26 (FGIC Insured)	1,365	441
0% 8/1/27 (FGIC Insured)	2,500	765
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	595
0% 8/1/27 (FGIC Insured)	1,940	594
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,349
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	2,035	1,269
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	752
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,692
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,268
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	18,700	19,777
6.5% 7/1/06	4,500	4,925
6.5% 7/1/07	2,000	2,215
6.5% 7/1/08	1,000	1,111
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,195	1,358
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	11,338
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,940
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,332
5% 10/1/09	1,545	1,734
5.25% 10/1/11	1,705	1,952
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,852
Series D, 5.25% 7/1/17 (FGIC Insured)	4,325	4,898
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,951
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.):
5.5% 8/1/05 (American Cap. Access Corp. Insured)	1,000	1,057
5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,662
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	$ 6,000	$ 6,408
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,874
5.25% 1/1/19 (AMBAC Insured) (d)	4,750	5,119
Second Series:
Issue 09A, 5.125% 5/1/07 (FGIC Insured) (d)	2,000	2,100
Issue 12A, 5.625% 5/1/08 (FGIC Insured) (d)	1,625	1,775
Issue 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,531
Issue 16A:
5.375% 5/1/18 (FSA Insured) (d)	5,035	5,486
5.5% 5/1/08 (FSA Insured) (d)	2,945	3,313
Issue 18A, 5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,657
Issue 23A:
5.5% 5/1/07 (FGIC Insured) (d)	1,045	1,160
5.5% 5/1/08 (FGIC Insured) (d)	2,755	3,105
Second Series 1998 Issue 18A, 5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,999
Second Series 27A:
5.5% 5/1/07 (MBIA Insured) (d)	2,935	3,257
5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,559
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,225
Series A:
0% 8/1/09 (FGIC Insured)	1,085	940
0% 8/1/10 (FGIC Insured)	1,085	901
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A:
0% 1/15/26 (MBIA Insured)	11,000	3,649
0% 1/15/32 (MBIA Insured)	4,000	965
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,895
0% 1/15/12 (MBIA Insured)	7,000	5,307
0% 1/15/15 (MBIA Insured)	5,000	3,220
0% 1/15/20 (MBIA Insured)	3,765	1,802
0% 1/15/31 (MBIA Insured)	5,000	1,272
0% 1/15/34 (MBIA Insured)	10,000	2,177
5.25% 1/15/30 (MBIA Insured)	9,145	9,645
5.5% 1/15/28	1,060	1,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
0% 1/1/12 (Escrowed to Maturity) (e)	$ 10,000	$ 7,721
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,119
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,978
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,111
San Juan Basin Auth. Lease Rev. (Ground Wtr. Recovery Proj.) 5.25% 12/1/20 (AMBAC Insured)	1,125	1,235
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,264
San Mateo County Cmnty. College District Series A:
0% 9/1/18 (FGIC Insured)	3,000	1,576
0% 9/1/24 (FGIC Insured)	4,500	1,622
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	767
0% 9/1/24 (FGIC Insured)	3,500	1,262
0% 9/1/25 (FGIC Insured)	1,490	506
0% 9/1/26 (FGIC Insured)	1,500	482
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,554
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,231
5.75% 8/1/30 (FGIC Insured)	7,490	8,402
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	9,115
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	2,730	3,084
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	2,380	2,688
6% 8/1/29 (FGIC Insured)	6,770	7,766
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,422
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	8,395	9,531
Saratoga Union School District Series A, 0% 9/1/22 (FGIC Insured)	3,820	1,558
Sequoia Union High School District 5% 7/1/21 (MBIA Insured)	1,245	1,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	$ 1,000	$ 323
0% 8/1/27 (MBIA Insured)	3,220	986
0% 5/1/28 (MBIA Insured)	3,340	982
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,712
6.75% 7/1/11	6,500	8,075
7% 7/1/05	920	938
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,085
Sulpher Springs Unified School District Series A:
0% 9/1/09 (MBIA Insured)	2,485	2,148
0% 9/1/12 (MBIA Insured)	2,750	2,039
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	5,000	3,772
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	1,647
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,439
6% 6/1/22	1,100	1,203
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	2,044
0% 8/1/19 (FGIC Insured)	2,270	1,145
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	525
0% 9/1/21 (FGIC Insured)	2,995	1,300
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (f)	22,420	24,204
Series B, 5.25% 5/15/16 (AMBAC Insured)	5,000	5,664
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	2,590	2,653
5.25% 1/1/13	8,500	8,707
Ventura Unified School District Series D, 5.875% 8/1/30 (FSA Insured)	1,645	1,865
Vernon Elec. Sys. Rev. (Marlburg Generating Station Proj.):
5% 4/1/09	1,000	1,091
5.375% 4/1/16	2,005	2,134
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	$ 1,325	$ 1,519
5.375% 8/1/16 (FSA Insured)	1,000	1,144
Walnut Valley Unified School District Series D, 5.25% 8/1/16 (FGIC Insured)	1,000	1,140
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	2,405	2,727
		1,555,389
Guam - 0.1%
Guam Pwr. Auth. Rev. Series A, 4% 10/1/04	1,620	1,632
Puerto Rico - 0.3%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	3,550	3,985
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,100	1,221
		5,206
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,444,466)	1,562,227
NET OTHER ASSETS - 1.0%	14,993
NET ASSETS - 100%	$ 1,577,220
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
145 US Treasury Bond Contracts	June 2004	$ 16,303	$ 55

The face value of futures purchased as a percentage of net assets - 1%
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,204,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,420
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	29.4%
Transportation	15.6%
Electric Utilities	10.0%
Health Care	9.7%
Education	8.1%
Escrowed/Pre-Refunded	6.3%
Special Tax	6.1%
Others* (individually less than 5%)	14.8%
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $290,020,000 and $448,578,000, respectively.
Income Tax Information
The fund hereby designates approximately $21,673,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2004

Assets
Investment in securities, at value (cost $1,444,466) - See accompanying schedule		$ 1,562,227
Cash		4,394
Receivable for fund shares sold		720
Interest receivable		16,768
Receivable for daily variation on futures contracts		145
Prepaid expenses		8
Other receivables		13
Total assets		1,584,275

Liabilities
Payable for investments purchased Regular delivery	$ 87
Delayed delivery	3,289
Payable for fund shares redeemed	1,326
Distributions payable	1,569
Accrued management fee	489
Transfer agent fee payable	182
Distribution fees payable	15
Other affiliated payables	61
Other payables and accrued expenses	37
Total liabilities		7,055

Net Assets		$ 1,577,220
Net Assets consist of:
Paid in capital		$ 1,449,412
Undistributed net investment income		1,344
Accumulated undistributed net realized gain (loss) on investments		8,648
Net unrealized appreciation (depreciation) on investments		117,816
Net Assets		$ 1,577,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,851 ÷ 455.7 shares)	$ 12.84

Maximum offering price per share (100/95.25 of $12.84)	$ 13.48
Class T: Net Asset Value and redemption price per share ($3,831 ÷ 298 shares)	$ 12.86

Maximum offering price per share (100/96.50 of $12.86)	$ 13.33
Class B: Net Asset Value and offering price per share ($5,219 ÷ 406.6 shares) A	$ 12.84

Class C: Net Asset Value and offering price per share ($12,447 ÷ 970 shares) A	$ 12.83

Spartan California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,549,608 ÷ 120,762 shares)	$ 12.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($263.79 ÷ 20.53 shares)	$ 12.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 29, 2004

Investment Income
Interest		$ 76,660

Expenses
Management fee	$ 6,088
Transfer agent fees	1,126
Distribution fees	160
Accounting fees and expenses	381
Non-interested trustees' compensation	9
Custodian fees and expenses	26
Registration fees	68
Audit	57
Legal	19
Miscellaneous	7
Total expenses before reductions	7,941
Expense reductions	(113)	7,828
Net investment income (loss)		68,832
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	25,652
Futures contracts	1,499
Swap agreements	(1,504)
Total net realized gain (loss)		25,647
Change in net unrealized appreciation (depreciation) on: Investment securities	1,787
Futures contracts	55
Total change in net unrealized appreciation (depreciation)		1,842
Net gain (loss)		27,489
Net increase (decrease) in net assets resulting from operations		$ 96,321

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,832	$ 72,724
Net realized gain (loss)	25,647	17,062
Change in net unrealized appreciation (depreciation)	1,842	17,340
Net increase (decrease) in net assets resulting from operations	96,321	107,126
Distributions to shareholders from net investment income	(68,263)	(72,090)
Distributions to shareholders from net realized gain	(21,672)	(9,302)
Total distributions	(89,935)	(81,392)
Share transactions - net increase (decrease)	(129,361)	19,962
Redemption fees	38	45
Total increase (decrease) in net assets	(122,937)	45,741

Net Assets
Beginning of period	1,700,157	1,654,416
End of period (including undistributed net investment income of $1,344 and undistributed net investment income of $1,389, respectively)	$ 1,577,220	$ 1,700,157

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.521	.303
Net realized and unrealized gain (loss)	.248	.212
Total from investment operations	.769	.515
Distributions from net investment income	(.517)	(.297)
Distributions from net realized gain	(.172)	(.058)
Total distributions	(.689)	(.355)
Redemption fees added to paid in capital E, I	-	-
Net asset value, end of period	$ 12.84	$ 12.76
Total Return B, C, D	6.25%	4.13%
Ratios to Average Net Assets G
Expenses before expense reductions	.65%	.66% A
Expenses net of voluntary waivers, if any	.65%	.66% A
Expenses net of all reductions	.65%	.65% A
Net investment income (loss)	4.12%	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 3
Portfolio turnover rate	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.508	.296
Net realized and unrealized gain (loss)	.237	.241
Total from investment operations	.745	.537
Distributions from net investment income	(.503)	(.289)
Distributions from net realized gain	(.172)	(.058)
Total distributions	(.675)	(.347)
Redemption fees added to paid in capital E, I	-	-
Net asset value, end of period	$ 12.86	$ 12.79
Total Return B, C, D	6.04%	4.31%
Ratios to Average Net Assets G
Expenses before expense reductions	.76%	.77% A
Expenses net of voluntary waivers, if any	.76%	.77% A
Expenses net of all reductions	.76%	.76% A
Net investment income (loss)	4.01%	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 1
Portfolio turnover rate	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.426	.247
Net realized and unrealized gain (loss)	.248	.210
Total from investment operations	.674	.457
Distributions from net investment income	(.422)	(.239)
Distributions from net realized gain	(.172)	(.058)
Total distributions	(.594)	(.297)
Redemption fees added to paid in capital E, I	-	-
Net asset value, end of period	$ 12.84	$ 12.76
Total Return B, C, D	5.46%	3.66%
Ratios to Average Net Assets G
Expenses before expense reductions	1.41%	1.42% A
Expenses net of voluntary waivers, if any	1.41%	1.42% A
Expenses net of all reductions	1.40%	1.42% A
Net investment income (loss)	3.37%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4
Portfolio turnover rate	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.411	.239
Net realized and unrealized gain (loss)	.248	.200
Total from investment operations	.659	.439
Distributions from net investment income	(.407)	(.231)
Distributions from net realized gain	(.172)	(.058)
Total distributions	(.579)	(.289)
Redemption fees added to paid in capital E, I	-	-
Net asset value, end of period	$ 12.83	$ 12.75
Total Return B, C, D	5.34%	3.52%
Ratios to Average Net Assets G
Expenses before expense reductions	1.52%	1.54% A
Expenses net of voluntary waivers, if any	1.52%	1.54% A
Expenses net of all reductions	1.51%	1.53% A
Net investment income (loss)	3.25%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 7
Portfolio turnover rate	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan California Municipal Income

Years ended February 28,	2004D	2003	2002	2001	2000D
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 12.55	$ 12.35	$ 11.52	$ 12.41
Income from Investment Operations
Net investment income (loss) B	.544	.546	.555E	.568	.557
Net realized and unrealized gain (loss)	.247	.265	.211E	.832	(.838)
Total from investment operations	.791	.811	.766	1.400	(.281)
Distributions from net investment income	(.539)	(.541)	(.552)	(.570)	(.555)
Distributions from net realized gain	(.172)	(.070)	(.015)	-	(.015)
Distributions in excess of net realized gain	-	-	-	-	(.039)
Total distributions	(.711)	(.611)	(.567)	(.570)	(.609)
Redemption fees added to paid in capital	-B, F	-B, F	.001B	-	-
Net asset value, end of period	$ 12.83	$ 12.75	$ 12.55	$ 12.35	$ 11.52
Total Return A	6.44%	6.64%	6.36%	12.42%	(2.28)%
Ratios to Average Net Assets C
Expenses before expense reductions	.48%	.49%	.48%	.49%	.49%
Expenses net of voluntary waivers, if any	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.48%	.47%	.43%	.42%	.49%
Net investment income (loss)	4.29%	4.34%	4.47%E	4.75%	4.69%
Supplemental Data
Net assets, end of period (in millions)	$ 1,550	$ 1,683	$ 1,654	$ 1,512	$ 1,212
Portfolio turnover rate	18%	18%	13%	16%	35%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Effective March 31, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2004 G	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operation
Net investment income (loss) D	.546	.316
Net realized and unrealized gain (loss)	.254	.211
Total from investment operations	.800	.527
Distributions from net investment income	(.538)	(.309)
Distributions from net realized gain	(.172)	(.058)
Total distributions	(.710)	(.367)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 12.85	$ 12.76
Total Return B, C	6.51%	4.23%
Ratios to Average Net Assets F
Expenses before expense reductions	.49%	.50% A
Expenses net of voluntary waivers, if any	.49%	.50% A
Expenses net of all reductions	.49%	.49% A
Net investment income (loss)	4.28%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 264	$ 1,499
Portfolio turnover rate	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount and losses deferred due to futures transactions and wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 116,282
Unrealized depreciation	(544)
Net unrealized appreciation (depreciation)	115,738
Undistributed ordinary income	6,704
Undistributed long-term capital gain	8,783

Cost for federal income tax purposes	$ 1,446,489

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	February 29, 2004	February 28, 2003
Tax-exempt Income	$ 68,263	$ 72,491
Long-term Capital Gains	21,672	8,901
Total	$ 89,935	$ 81,392

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class'

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 6	$ 0
Class T	0%	.25%	6	0
Class B	.65%	.25%	46	34
Class C	.75%	.25%	102	78
			$ 160	$ 112

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	2
Class B*	34
Class C*	4
$ 48

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company (FSC), an affiliate of FMR, with respect to Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 4.09
Class T	3.10
Class B	5.09
Class C	10.10
Spartan California Municipal Income	1,103.07
Institutional Class	1.08
	$ 1,126

Citibank also has a sub-arrangement with FSC, an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan California Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $43.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $26 and $44, respectively.

Annual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2004	Year ended February 28, 2003 A
From net investment income
Class A	$ 170	$ 46
Class T	100	20
Class B	172	44
Class C	321	77
Spartan California Municipal Income	67,468	71,876
Institutional Class	32	27
Total	$ 68,263	$ 72,090
From net realized gain
Class A	$ 59	$ 11
Class T	35	5
Class B	70	13
Class C	137	24
Spartan California Municipal Income	21,362	9,242
Institutional Class	9	7
Total	$ 21,672	$ 9,302

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 29, 2004	Year ended February 28, 2003A	Year ended February 29, 2004	Year ended February 28, 2003A
Class A
Shares sold	328	258	$ 4,124	$ 3,287
Reinvestment of distributions	9	1	110	18
Shares redeemed	(123)	(17)	(1,547)	(220)
Net increase (decrease)	214	242	$ 2,687	$ 3,085
Class T
Shares sold	225	124	$ 2,852	$ 1,594
Reinvestment of distributions	6	2	82	22
Shares redeemed	(12)	(47)	(155)	(600)
Net increase (decrease)	219	79	$ 2,779	$ 1,016
Class B
Shares sold	170	361	$ 2,143	$ 4,589
Reinvestment of distributions	9	2	119	31
Shares redeemed	(122)	(13)	(1,534)	(171)
Net increase (decrease)	57	350	$ 728	$ 4,449
Class C
Shares sold	540	611	$ 6,865	$ 7,765
Reinvestment of distributions	25	6	321	72
Shares redeemed	(181)	(31)	(2,289)	(397)
Net increase (decrease)	384	586	$ 4,897	$ 7,440
Spartan California Municipal Income
Shares sold	17,209	28,507	$ 218,471	$ 358,744
Reinvestment of distributions	5,023	4,657	63,470	58,599
Shares redeemed	(33,393)	(33,045)	(421,182)	(414,881)
Net increase (decrease)	(11,161)	119	$ (139,241)	$ 2,462
Institutional Class
Shares sold	7	136	$ 90	$ 1,744
Reinvestment of distributions	1	1	16	17
Shares redeemed	(105)	(20)	(1,317)	(251)
Net increase (decrease)	(97)	117	$ (1,211)	$ 1,510

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to
February 28, 2003.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Spartan California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 29, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan California Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity California Municipal Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan California Municipal Income Fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	04/05/04	04/02/04	$.085
Class T	04/05/04	04/02/04	$.085
Class B	04/05/04	04/02/04	$.085
Class C	04/05/04	04/02/04	$.085

During fiscal year ended 2004, 100% of the fund's income dividends was free from federal income tax, and 15.05% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	695,561,729.64	73.163
Against	154,513,995.39	16.252
Abstain	54,716,231.12	5.756
Broker Non-Votes	45,910,963.13	4.829
TOTAL	950,702,919.28	100.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	900,623,028.19	94.732
Withheld	50,079,891.09	5.268
TOTAL	950,702,919.28	100.00
Ralph F. Cox
Affirmative	901,024,142.15	94.775
Withheld	49,678,777.13	5.225
TOTAL	950,702,919.28	100.00
Laura B. Cronin
Affirmative	900,890,331.02	94.760
Withheld	49,812,588.26	5.240
TOTAL	950,702,919.28	100.00
Robert M. Gates
Affirmative	901,526,771.30	94.827
Withheld	49,176,147.98	5.173
TOTAL	950,702,919.28	100.00
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	902,172,581.49	94.895
Withheld	48,530,337.79	5.105
TOTAL	950,702,919.28	100.00
Abigail P. Johnson
Affirmative	899,971,424.34	94.664
Withheld	50,731,494.94	5.336
TOTAL	950,702,919.28	100.00
Edward C. Johnson 3d
Affirmative	900,243,395.25	94.692
Withheld	50,459,524.03	5.308
TOTAL	950,702,919.28	100.00
Donald J. Kirk
Affirmative	901,513,178.96	94.826
Withheld	49,189,740.32	5.174
TOTAL	950,702,919.28	100.00
Marie L. Knowles
Affirmative	901,869,444.64	94.863
Withheld	48,833,474.64	5.137
TOTAL	950,702,919.28	100.00
Ned C. Lautenbach
Affirmative	900,619,240.10	94.732
Withheld	50,083,679.18	5.268
TOTAL	950,702,919.28	100.00
Marvin L. Mann
Affirmative	900,042,926.10	94.671
Withheld	50,659,993.18	5.329
TOTAL	950,702,919.28	100.00
William O. McCoy
Affirmative	901,898,283.07	94.866
Withheld	48,804,636.21	5.134
TOTAL	950,702,919.28	100.00
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	901,857,869.42	94.862
Withheld	48,845,049.86	5.138
TOTAL	950,702,919.28	100.00
William S. Stavropoulos
Affirmative	901,004,663.64	94.772
Withheld	49,698,255.64	5.228
TOTAL	950,702,919.28	100.00
* Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
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Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
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Fidelity Advisor Inflation-Protected Bond Fund
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Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
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Prime Fund
Tax-Exempt Fund
Treasury Fund

ASCM-UANN-0404
1.790905.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

California Municipal Income

Fund - Institutional Class

Annual Report

February 29, 2004

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Spartan® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	6.51%	5.84%	6.11%

A The initial offering of Institutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan California Municipal Income, the original retail class of the fund which has no 12b-1 fee.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Institutional Class on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Doug McGinley, Portfolio Manager of Advisor® California Municipal Income Fund

A continued low interest rate environment and a mild slowdown in the equity markets late in the period benefited the municipal bond market on an absolute basis and in comparison to investment-grade debt. Longer-maturity munis outperformed shorter-duration issues. Lower-rated bonds also performed well, thanks in part to an improving outlook for corporate-backed munis. During the past 12 months ending February 29, 2004, the Lehman Brothers® Municipal Bond Index - a performance measure of about 40,000 investment-grade, fixed-rate, tax-exempt bonds - advanced 6.30%. That return outdistanced the gains of all taxable investment-grade fixed income categories except for corporates. The Lehman Brothers Aggregate Bond Index, a proxy for the overall taxable, investment-grade bond market, gained 4.54%, nearly two percentage points lower than the muni index. Considering the tax-equivalent yield advantage munis offer, the performance gap appears even wider. According to the Bond Market Association, an investor in the 35% federal tax bracket would have to receive a yield of roughly 7.69% from a taxable investment to equal the 5.00% yield on a tax-exempt bond.

Fidelity Advisor California Municipal Income Fund's Institutional Class shares returned 6.51% during the 12-month period ending February 29, 2004. That return compared to the 5.87% return of the LipperSM California Municipal Debt Funds Average and the 6.17% return of the Lehman Brothers California Municipal Bond Index. The fund's performance was driven by a variety of strategies. On the plus side, the fund's periodic repositioning among bonds of various maturities and coupons at different points in time throughout the year helped performance. An emphasis on essential services bonds - issued by providers of electricity, water and sewer services - also helped. Their stable revenues helped them outperform tax-backed general obligation bonds - especially those issued by the state - during the period. The fund also benefited from its underweighting in state-issued bonds, which came under pressure due to credit rating downgrades in light of the challenges the state experienced on the political, economic and fiscal fronts. The downgrades caused a decline in the overall credit quality of both the California municipal market and the fund. Modestly detracting from performance was the fund's small stake - compared with the California municipal market overall - in tobacco bonds. These bonds were hurt by unfavorable legal developments.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Sectors as of February 29, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.4	25.7
Transportation	15.6	16.0
Electric Utilities	10.0	11.4
Health Care	9.7	10.6
Education	8.1	8.2
Average Years to Maturity as of February 29, 2004
		6 months ago
Years	14.3	13.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 29, 2004
6 months ago
Years	7.5	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 29, 2004	As of August 31, 2003
AAA 51.5%	AAA 52.2%
AA,A 21.3%	AA,A 34.2%
BBB 24.2%	BBB 10.5%
BB and Below 0.1%	BB and Below 0.0%
Not Rated 1.9%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Investments February 29, 2004

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 98.6%
ABC Unified School District:
0% 8/1/32 (FGIC Insured)	$ 2,115	$ 496
0% 8/1/33 (FGIC Insured)	5,365	1,196
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	3,103
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	8,298
Alvord Unified School District Series A, 5.9% 2/1/16 (MBIA Insured)	1,155	1,403
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,201
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	1,886
Series C:
0% 9/1/22 (FSA Insured)	5,150	2,081
0% 9/1/36 (FSA Insured)	9,545	1,761
Anaheim Union High School District Series A, 5.375% 8/1/17 (FSA Insured)	1,000	1,139
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,395
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,536
Berryessa Union School District Series C, 0% 6/1/28 (FSA Insured)	1,755	510
Brea Redev. Agcy. 0% 8/1/30 (AMBAC Insured)	7,210	1,882
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,253
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,785
0% 8/1/12 (AMBAC Insured)	2,800	2,083
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.):
Series AA, 5% 12/1/23 (FGIC Insured)	1,370	1,452
Series J1, 7% 12/1/12	730	942
Series S, 5% 12/1/19	3,160	3,356
Series Y, 5.25% 12/1/19 (FGIC Insured)	5,000	5,575
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,000	2,209
5.5% 5/1/16 (AMBAC Insured)	1,200	1,376
5.75% 5/1/17	3,000	3,391
Series A:
5.25% 5/1/09 (MBIA Insured)	15,600	17,788
5.25% 5/1/11 (FSA Insured)	3,075	3,548
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5.375% 5/1/18 (AMBAC Insured)	$ 2,060	$ 2,325
5.5% 5/1/08	5,200	5,850
5.5% 5/1/15 (AMBAC Insured)	9,000	10,394
5.875% 5/1/16	4,535	5,186
6% 5/1/14	7,500	8,751
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	4,090	4,359
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,196
(Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,280	1,340
0% 10/1/29 (MBIA Insured)	7,115	1,943
(Pepperdine Univ. Proj.) 5.75% 9/15/30	13,735	15,137
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,435	3,821
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,163
5.25% 9/1/26	7,910	8,651
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,051
5.125% 2/1/30	6,000	6,228
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	21,431
Series O, 5.125% 1/1/31	5,000	5,279
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,541
Series C, 5.125% 10/1/28	7,725	8,103
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,991
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,728
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,455
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,178
4.75% 9/1/10	1,250	1,362
5% 11/1/07	24,000	26,293
5% 2/1/09	3,750	4,106
5% 2/1/10	3,000	3,295
5% 3/1/11	1,000	1,091
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5% 11/1/12	$ 11,850	$ 12,912
5% 2/1/18 (AMBAC Insured)	3,000	3,283
5% 10/1/18	3,000	3,099
5% 12/1/18	9,245	9,581
5% 2/1/32	2,000	1,994
5.25% 10/1/09	2,150	2,402
5.25% 2/1/11	5,485	6,105
5.25% 10/1/14	300	314
5.25% 2/1/15	2,000	2,179
5.25% 2/1/16	7,500	8,103
5.25% 10/1/17	1,500	1,557
5.25% 2/1/20	10,900	11,439
5.25% 2/1/22	5,000	5,189
5.375% 4/1/15 (MBIA Insured)	1,500	1,689
5.375% 10/1/28	4,250	4,364
5.5% 6/1/10	1,350	1,528
5.5% 3/1/12 (MBIA Insured)	5,000	5,757
5.5% 6/1/28	5,000	5,188
5.5% 11/1/33	3,000	3,130
5.625% 5/1/26	4,000	4,205
5.75% 10/1/10	7,325	8,444
5.75% 12/1/10	2,500	2,891
5.75% 5/1/30	3,080	3,289
6% 2/1/08	1,000	1,127
6% 4/1/18	1,000	1,165
6.5% 2/1/07	3,000	3,356
6.5% 2/1/08	4,050	4,630
6.6% 2/1/09	14,355	16,730
6.6% 2/1/11 (MBIA Insured)	1,100	1,349
6.75% 8/1/10	5,675	6,831
6.75% 8/1/12	1,100	1,341
7% 8/1/09	5,100	6,111
California Health Facilities Fing. Auth. Rev.:
(Catholic Health Care West Proj.) Series 1988 A, 5% 7/1/06	3,135	3,315
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,315	8,896
6.25% 12/1/34	15,905	17,073
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,405
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	$ 170	$ 65
Series 1983 A, 0% 2/1/15	8,187	3,367
Series I, 4.95% 8/1/28 (MBIA Insured) (d)	630	634
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	2,270	2,340
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metro. L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,163
5.25% 2/1/32 (AMBAC Insured)	6,295	6,782
5.25% 6/1/30 (MBIA Insured)	1,700	1,800
5.5% 6/1/20 (MBIA Insured)	1,780	2,001
5.5% 6/1/21 (MBIA Insured)	4,780	5,347
5.5% 6/1/22 (MBIA Insured)	5,040	5,614
5.5% 6/1/23 (MBIA Insured)	5,320	5,904
5.5% 6/1/24 (MBIA Insured)	5,610	6,206
California Poll. Cont. Fing. Auth.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	1,500	1,503
(Pacific Gas & Elec. Co. Proj.) Series B, 6.35% 6/1/09 (MBIA Insured) (d)	7,000	7,099
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,869
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series B, 4.45%, tender 7/1/05 (c)(d)	11,500	11,882
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,682
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,583
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,574
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	9,138
5.5% 6/1/19	3,000	3,083
6% 6/1/07	1,590	1,770
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C, 5.5% 6/1/15	3,000	3,323
Series D:
5.375% 11/1/12	1,250	1,348
5.375% 11/1/13	5,055	5,440
5.375% 11/1/14	5,000	5,364
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	$ 4,000	$ 4,593
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,443
(Regents Univ. of California Proj.) Series 1998 B, 5.5% 11/1/10	3,755	4,328
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,271
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,267
Series B:
5.5% 6/1/19	1,650	1,685
6.4% 12/1/09	3,700	4,402
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,565
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,000	1,138
5.5% 11/1/16 (AMBAC Insured)	1,500	1,735
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	3,000	3,415
California Statewide Cmnty. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,943
(Kaiser Permanente Health Sys. Proj.) Series 2001 C, 3.85%, tender 8/1/06 (c)	21,000	21,930
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	11,039
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/14	9,500	9,690
5.5% 7/1/23	3,000	3,060
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,218
(Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	3,860	4,099
5.616% 7/1/13 (MBIA Insured)	10,000	10,202
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	3,455	3,875
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,989
5.5% 7/1/07	1,425	1,577
California Statewide Cmntys. Dev. Auth. Solid Waste Facilities Rev. (Waste Mgmt. Proj.) 4.95%, tender 4/1/04 (c)(d)	3,000	3,008
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	$ 1,700	$ 1,060
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,921
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	2,610	2,670
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	3,000	3,390
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,011
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	915
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	933
5% 4/1/11	2,000	2,112
5% 4/1/12	4,210	4,426
5% 4/1/13	1,830	1,907
5.25% 4/1/09	1,600	1,720
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2001, 5% 6/1/26 (MBIA Insured)	1,520	1,587
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,227
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	592
0% 10/1/25 (AMBAC Insured)	1,665	557
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	830
0% 8/1/21 (MBIA Insured)	1,000	436
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,089
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	660	662
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,819
Folsom Cordova Unified School District Facilities Impt. District #2 (1998 Fing. Proj.) Series A:
0% 10/1/24 (MBIA Insured)	3,165	1,136
0% 10/1/26 (MBIA Insured)	2,290	733
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	609
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District:
Series B, 0% 8/1/35 (FGIC Insured)	$ 15,000	$ 3,018
0% 8/1/15 (MBIA Insured)	2,415	1,521
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,500	12,126
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	552
5% 1/1/35 (MBIA Insured)	22,070	22,911
0% 1/15/27 (a)	4,000	3,060
0% 1/15/27 (MBIA Insured) (a)	4,500	3,763
0% 1/15/29 (a)	4,000	3,044
5% 1/15/16 (MBIA Insured)	4,000	4,348
5.5% 1/15/08 (MBIA Insured)	8,945	10,133
5.75% 1/15/40	8,155	8,427
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	866
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,409
5.75% 7/1/30 (MBIA Insured)	1,000	1,121
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	14,078
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	16,300	16,387
6.75% 6/1/39	8,000	7,800
Series 2003 B:
5.75% 6/1/21	2,125	2,234
5.75% 6/1/22	4,400	4,613
Series B:
5% 6/1/09	3,000	3,261
5% 6/1/11	3,610	3,884
5.5% 6/1/18	1,000	1,036
5.5% 6/1/43	2,000	2,019
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	721
Lancaster Fing. Auth. Tax Allocation Rev. (Proj. #5 & Proj. #6 Redev. Projs.) 5.25% 2/1/20 (MBIA Insured)	1,075	1,224
Long Beach Hbr. Rev.:
Series A:
5% 5/15/14 (FGIC Insured) (b)(d)	2,000	2,206
5% 5/15/15 (FGIC Insured) (b)(d)	1,000	1,091
5.5% 5/15/08 (FGIC Insured) (d)	8,780	9,906
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Long Beach Hbr. Rev.: - continued
Series A:
6% 5/15/09 (FGIC Insured) (d)	$ 3,300	$ 3,829
6% 5/15/10 (FGIC Insured) (d)	1,000	1,180
6% 5/15/12 (FGIC Insured) (d)	3,500	4,153
5.125% 5/15/13 (d)	12,450	12,636
5.5% 5/15/11 (MBIA Insured) (d)	700	748
5.5% 5/15/15 (MBIA Insured) (d)	3,710	3,946
5.75% 5/15/07 (MBIA Insured) (d)	5,345	5,728
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	10,000	11,188
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,143
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,456
(Disney Parking Proj.):
0% 3/1/10	2,000	1,647
0% 3/1/11	1,950	1,513
0% 3/1/12	2,180	1,595
0% 3/1/13	6,490	4,485
0% 3/1/18	3,000	1,536
0% 3/1/19	3,175	1,527
0% 3/1/20	1,000	450
Los Angeles County Metro. Trans. Auth. Sales Tax Rev.:
(Proposition A Proj.) First Tier Sr. Series C, 4.75% 7/1/17 (AMBAC Insured)	3,310	3,493
(Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,765
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series A, 5% 10/1/19	6,000	6,347
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,198
5.375% 9/1/17 (FSA Insured)	1,095	1,254
5.375% 9/1/18 (FSA Insured)	1,155	1,302
5.375% 9/1/19 (FSA Insured)	1,210	1,354
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	306
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,189
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,420
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.: - continued
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (e)	$ 1,650	$ 1,671
6.75% 10/15/04 (Escrowed to Maturity) (e)	195	200
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	14,000	14,540
5.5% 10/15/10	2,630	3,042
5.5% 10/15/11 (MBIA Insured)	3,670	4,250
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	4,107
Los Angeles Hbr. Dept. Rev.:
Series B:
5.25% 11/1/07 (d)	4,290	4,695
5.25% 11/1/10 (d)	9,105	9,937
5.25% 11/1/11 (d)	7,095	7,720
5.3% 8/1/06 (d)	2,000	2,169
5.5% 8/1/08 (d)	1,505	1,644
7.6% 10/1/18 (Escrowed to Maturity) (e)	14,810	19,458
Los Angeles Unified School District:
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,539
5.375% 7/1/17 (MBIA Insured)	3,850	4,419
5.375% 7/1/18 (MBIA Insured)	425	484
Series C, 5.25% 7/1/24 (MBIA Insured)	1,265	1,358
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,455	3,082
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	843
Metro. Wtr. District Southern California Wtrwks. Rev. 5% 7/1/26	9,550	10,463
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (FGIC Insured)	2,800	954
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,759
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,749
Modesto Irrigation District Ctfs. of Prtn.:
Ctfs. of Prtn. (Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,006
Ctfs. of Prtn. & Cap. Impts. Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,859
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	$ 2,500	$ 565
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	514
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,748
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,054
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,728
12% 8/1/17 (FSA Insured)	1,000	1,856
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,611
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,825	5,369
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,931
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,121
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,119
5.5% 9/1/17 (FGIC Insured)	3,000	3,433
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/09 (MBIA Insured)	3,260	2,824
0% 8/1/10 (MBIA Insured)	3,255	2,703
Orange County Arpt. Rev.:
5.5% 7/1/11 (MBIA Insured) (d)	4,000	4,497
6% 7/1/07 (MBIA Insured) (d)	9,135	10,287
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	8,403
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	4,220
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,729
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,331
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,227
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	5,900	6,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Placer County Union High School District Series A, 0% 8/1/21 (FGIC Insured)	$ 1,000	$ 436
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	5,330	5,336
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	3,000	3,310
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A:
6% 9/2/05	1,280	1,310
6.15% 9/2/12	12,205	12,488
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,535	5,272
Port of Oakland Gen. Oblig.:
Series L:
5% 11/1/32 (FGIC Insured) (d)	4,835	5,008
5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,784
5% 11/1/15 (MBIA Insured) (d)	5,850	6,379
5% 11/1/17 (MBIA Insured) (d)	3,355	3,622
5% 11/1/18 (MBIA Insured) (d)	2,740	2,946
Port of Oakland Port Rev. Series G:
5.375% 11/1/08 (MBIA Insured) (d)	1,805	2,031
6% 11/1/07 (MBIA Insured) (d)	1,650	1,878
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series A:
0% 6/1/06 (FGIC Insured)	1,730	1,671
0% 6/1/07 (FGIC Insured)	1,890	1,781
0% 6/1/08 (FGIC Insured)	1,300	1,185
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,251
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	105	106
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	18,882
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,285
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	1,080	1,156
5% 10/1/08	1,135	1,216
5% 10/1/09	1,140	1,218
5.1% 10/1/10	1,245	1,330
5.25% 10/1/12	1,375	1,460
5.5% 10/1/22	4,500	4,694
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	$ 1,370	$ 496
0% 8/1/25 (FGIC Insured)	2,725	929
0% 8/1/26 (FGIC Insured)	1,365	441
0% 8/1/27 (FGIC Insured)	2,500	765
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	595
0% 8/1/27 (FGIC Insured)	1,940	594
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,349
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	2,035	1,269
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	752
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,692
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,268
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	18,700	19,777
6.5% 7/1/06	4,500	4,925
6.5% 7/1/07	2,000	2,215
6.5% 7/1/08	1,000	1,111
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,195	1,358
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	11,338
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,940
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,332
5% 10/1/09	1,545	1,734
5.25% 10/1/11	1,705	1,952
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,852
Series D, 5.25% 7/1/17 (FGIC Insured)	4,325	4,898
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,951
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.):
5.5% 8/1/05 (American Cap. Access Corp. Insured)	1,000	1,057
5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,662
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	$ 6,000	$ 6,408
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,874
5.25% 1/1/19 (AMBAC Insured) (d)	4,750	5,119
Second Series:
Issue 09A, 5.125% 5/1/07 (FGIC Insured) (d)	2,000	2,100
Issue 12A, 5.625% 5/1/08 (FGIC Insured) (d)	1,625	1,775
Issue 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,531
Issue 16A:
5.375% 5/1/18 (FSA Insured) (d)	5,035	5,486
5.5% 5/1/08 (FSA Insured) (d)	2,945	3,313
Issue 18A, 5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,657
Issue 23A:
5.5% 5/1/07 (FGIC Insured) (d)	1,045	1,160
5.5% 5/1/08 (FGIC Insured) (d)	2,755	3,105
Second Series 1998 Issue 18A, 5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,999
Second Series 27A:
5.5% 5/1/07 (MBIA Insured) (d)	2,935	3,257
5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,559
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,225
Series A:
0% 8/1/09 (FGIC Insured)	1,085	940
0% 8/1/10 (FGIC Insured)	1,085	901
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A:
0% 1/15/26 (MBIA Insured)	11,000	3,649
0% 1/15/32 (MBIA Insured)	4,000	965
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,895
0% 1/15/12 (MBIA Insured)	7,000	5,307
0% 1/15/15 (MBIA Insured)	5,000	3,220
0% 1/15/20 (MBIA Insured)	3,765	1,802
0% 1/15/31 (MBIA Insured)	5,000	1,272
0% 1/15/34 (MBIA Insured)	10,000	2,177
5.25% 1/15/30 (MBIA Insured)	9,145	9,645
5.5% 1/15/28	1,060	1,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
0% 1/1/12 (Escrowed to Maturity) (e)	$ 10,000	$ 7,721
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,119
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,978
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,111
San Juan Basin Auth. Lease Rev. (Ground Wtr. Recovery Proj.) 5.25% 12/1/20 (AMBAC Insured)	1,125	1,235
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,264
San Mateo County Cmnty. College District Series A:
0% 9/1/18 (FGIC Insured)	3,000	1,576
0% 9/1/24 (FGIC Insured)	4,500	1,622
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	767
0% 9/1/24 (FGIC Insured)	3,500	1,262
0% 9/1/25 (FGIC Insured)	1,490	506
0% 9/1/26 (FGIC Insured)	1,500	482
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,554
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,231
5.75% 8/1/30 (FGIC Insured)	7,490	8,402
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	9,115
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	2,730	3,084
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	2,380	2,688
6% 8/1/29 (FGIC Insured)	6,770	7,766
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,422
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	8,395	9,531
Saratoga Union School District Series A, 0% 9/1/22 (FGIC Insured)	3,820	1,558
Sequoia Union High School District 5% 7/1/21 (MBIA Insured)	1,245	1,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	$ 1,000	$ 323
0% 8/1/27 (MBIA Insured)	3,220	986
0% 5/1/28 (MBIA Insured)	3,340	982
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,712
6.75% 7/1/11	6,500	8,075
7% 7/1/05	920	938
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,085
Sulpher Springs Unified School District Series A:
0% 9/1/09 (MBIA Insured)	2,485	2,148
0% 9/1/12 (MBIA Insured)	2,750	2,039
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	5,000	3,772
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	1,647
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,439
6% 6/1/22	1,100	1,203
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	2,044
0% 8/1/19 (FGIC Insured)	2,270	1,145
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	525
0% 9/1/21 (FGIC Insured)	2,995	1,300
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (f)	22,420	24,204
Series B, 5.25% 5/15/16 (AMBAC Insured)	5,000	5,664
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	2,590	2,653
5.25% 1/1/13	8,500	8,707
Ventura Unified School District Series D, 5.875% 8/1/30 (FSA Insured)	1,645	1,865
Vernon Elec. Sys. Rev. (Marlburg Generating Station Proj.):
5% 4/1/09	1,000	1,091
5.375% 4/1/16	2,005	2,134
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	$ 1,325	$ 1,519
5.375% 8/1/16 (FSA Insured)	1,000	1,144
Walnut Valley Unified School District Series D, 5.25% 8/1/16 (FGIC Insured)	1,000	1,140
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	2,405	2,727
		1,555,389
Guam - 0.1%
Guam Pwr. Auth. Rev. Series A, 4% 10/1/04	1,620	1,632
Puerto Rico - 0.3%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	3,550	3,985
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,100	1,221
		5,206
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,444,466)	1,562,227
NET OTHER ASSETS - 1.0%	14,993
NET ASSETS - 100%	$ 1,577,220
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
145 US Treasury Bond Contracts	June 2004	$ 16,303	$ 55

The face value of futures purchased as a percentage of net assets - 1%
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,204,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,420
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	29.4%
Transportation	15.6%
Electric Utilities	10.0%
Health Care	9.7%
Education	8.1%
Escrowed/Pre-Refunded	6.3%
Special Tax	6.1%
Others* (individually less than 5%)	14.8%
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $290,020,000 and $448,578,000, respectively.
Income Tax Information
The fund hereby designates approximately $21,673,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2004

Assets
Investment in securities, at value (cost $1,444,466) - See accompanying schedule		$ 1,562,227
Cash		4,394
Receivable for fund shares sold		720
Interest receivable		16,768
Receivable for daily variation on futures contracts		145
Prepaid expenses		8
Other receivables		13
Total assets		1,584,275

Liabilities
Payable for investments purchased Regular delivery	$ 87
Delayed delivery	3,289
Payable for fund shares redeemed	1,326
Distributions payable	1,569
Accrued management fee	489
Transfer agent fee payable	182
Distribution fees payable	15
Other affiliated payables	61
Other payables and accrued expenses	37
Total liabilities		7,055

Net Assets		$ 1,577,220
Net Assets consist of:
Paid in capital		$ 1,449,412
Undistributed net investment income		1,344
Accumulated undistributed net realized gain (loss) on investments		8,648
Net unrealized appreciation (depreciation) on investments		117,816
Net Assets		$ 1,577,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,851 ÷ 455.7 shares)	$ 12.84

Maximum offering price per share (100/95.25 of $12.84)	$ 13.48
Class T: Net Asset Value and redemption price per share ($3,831 ÷ 298 shares)	$ 12.86

Maximum offering price per share (100/96.50 of $12.86)	$ 13.33
Class B: Net Asset Value and offering price per share ($5,219 ÷ 406.6 shares) A	$ 12.84

Class C: Net Asset Value and offering price per share ($12,447 ÷ 970 shares) A	$ 12.83

Spartan California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,549,608 ÷ 120,762 shares)	$ 12.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($263.79 ÷ 20.53 shares)	$ 12.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 29, 2004

Investment Income
Interest		$ 76,660

Expenses
Management fee	$ 6,088
Transfer agent fees	1,126
Distribution fees	160
Accounting fees and expenses	381
Non-interested trustees' compensation	9
Custodian fees and expenses	26
Registration fees	68
Audit	57
Legal	19
Miscellaneous	7
Total expenses before reductions	7,941
Expense reductions	(113)	7,828
Net investment income (loss)		68,832
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	25,652
Futures contracts	1,499
Swap agreements	(1,504)
Total net realized gain (loss)		25,647
Change in net unrealized appreciation (depreciation) on: Investment securities	1,787
Futures contracts	55
Total change in net unrealized appreciation (depreciation)		1,842
Net gain (loss)		27,489
Net increase (decrease) in net assets resulting from operations		$ 96,321

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,832	$ 72,724
Net realized gain (loss)	25,647	17,062
Change in net unrealized appreciation (depreciation)	1,842	17,340
Net increase (decrease) in net assets resulting from operations	96,321	107,126
Distributions to shareholders from net investment income	(68,263)	(72,090)
Distributions to shareholders from net realized gain	(21,672)	(9,302)
Total distributions	(89,935)	(81,392)
Share transactions - net increase (decrease)	(129,361)	19,962
Redemption fees	38	45
Total increase (decrease) in net assets	(122,937)	45,741

Net Assets
Beginning of period	1,700,157	1,654,416
End of period (including undistributed net investment income of $1,344 and undistributed net investment income of $1,389, respectively)	$ 1,577,220	$ 1,700,157

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.521	.303
Net realized and unrealized gain (loss)	.248	.212
Total from investment operations	.769	.515
Distributions from net investment income	(.517)	(.297)
Distributions from net realized gain	(.172)	(.058)
Total distributions	(.689)	(.355)
Redemption fees added to paid in capital E, I	-	-
Net asset value, end of period	$ 12.84	$ 12.76
Total Return B, C, D	6.25%	4.13%
Ratios to Average Net Assets G
Expenses before expense reductions	.65%	.66% A
Expenses net of voluntary waivers, if any	.65%	.66% A
Expenses net of all reductions	.65%	.65% A
Net investment income (loss)	4.12%	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 3
Portfolio turnover rate	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.508	.296
Net realized and unrealized gain (loss)	.237	.241
Total from investment operations	.745	.537
Distributions from net investment income	(.503)	(.289)
Distributions from net realized gain	(.172)	(.058)
Total distributions	(.675)	(.347)
Redemption fees added to paid in capital E, I	-	-
Net asset value, end of period	$ 12.86	$ 12.79
Total Return B, C, D	6.04%	4.31%
Ratios to Average Net Assets G
Expenses before expense reductions	.76%	.77% A
Expenses net of voluntary waivers, if any	.76%	.77% A
Expenses net of all reductions	.76%	.76% A
Net investment income (loss)	4.01%	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 1
Portfolio turnover rate	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.426	.247
Net realized and unrealized gain (loss)	.248	.210
Total from investment operations	.674	.457
Distributions from net investment income	(.422)	(.239)
Distributions from net realized gain	(.172)	(.058)
Total distributions	(.594)	(.297)
Redemption fees added to paid in capital E, I	-	-
Net asset value, end of period	$ 12.84	$ 12.76
Total Return B, C, D	5.46%	3.66%
Ratios to Average Net Assets G
Expenses before expense reductions	1.41%	1.42% A
Expenses net of voluntary waivers, if any	1.41%	1.42% A
Expenses net of all reductions	1.40%	1.42% A
Net investment income (loss)	3.37%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4
Portfolio turnover rate	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.411	.239
Net realized and unrealized gain (loss)	.248	.200
Total from investment operations	.659	.439
Distributions from net investment income	(.407)	(.231)
Distributions from net realized gain	(.172)	(.058)
Total distributions	(.579)	(.289)
Redemption fees added to paid in capital E, I	-	-
Net asset value, end of period	$ 12.83	$ 12.75
Total Return B, C, D	5.34%	3.52%
Ratios to Average Net Assets G
Expenses before expense reductions	1.52%	1.54% A
Expenses net of voluntary waivers, if any	1.52%	1.54% A
Expenses net of all reductions	1.51%	1.53% A
Net investment income (loss)	3.25%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 7
Portfolio turnover rate	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan California Municipal Income

Years ended February 28,	2004D	2003	2002	2001	2000D
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 12.55	$ 12.35	$ 11.52	$ 12.41
Income from Investment Operations
Net investment income (loss) B	.544	.546	.555E	.568	.557
Net realized and unrealized gain (loss)	.247	.265	.211E	.832	(.838)
Total from investment operations	.791	.811	.766	1.400	(.281)
Distributions from net investment income	(.539)	(.541)	(.552)	(.570)	(.555)
Distributions from net realized gain	(.172)	(.070)	(.015)	-	(.015)
Distributions in excess of net realized gain	-	-	-	-	(.039)
Total distributions	(.711)	(.611)	(.567)	(.570)	(.609)
Redemption fees added to paid in capital	-B, F	-B, F	.001B	-	-
Net asset value, end of period	$ 12.83	$ 12.75	$ 12.55	$ 12.35	$ 11.52
Total Return A	6.44%	6.64%	6.36%	12.42%	(2.28)%
Ratios to Average Net Assets C
Expenses before expense reductions	.48%	.49%	.48%	.49%	.49%
Expenses net of voluntary waivers, if any	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.48%	.47%	.43%	.42%	.49%
Net investment income (loss)	4.29%	4.34%	4.47%E	4.75%	4.69%
Supplemental Data
Net assets, end of period (in millions)	$ 1,550	$ 1,683	$ 1,654	$ 1,512	$ 1,212
Portfolio turnover rate	18%	18%	13%	16%	35%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Effective March 31, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2004 G	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operation
Net investment income (loss) D	.546	.316
Net realized and unrealized gain (loss)	.254	.211
Total from investment operations	.800	.527
Distributions from net investment income	(.538)	(.309)
Distributions from net realized gain	(.172)	(.058)
Total distributions	(.710)	(.367)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 12.85	$ 12.76
Total Return B, C	6.51%	4.23%
Ratios to Average Net Assets F
Expenses before expense reductions	.49%	.50% A
Expenses net of voluntary waivers, if any	.49%	.50% A
Expenses net of all reductions	.49%	.49% A
Net investment income (loss)	4.28%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 264	$ 1,499
Portfolio turnover rate	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount and losses deferred due to futures transactions and wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 116,282
Unrealized depreciation	(544)
Net unrealized appreciation (depreciation)	115,738
Undistributed ordinary income	6,704
Undistributed long-term capital gain	8,783

Cost for federal income tax purposes	$ 1,446,489

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	February 29, 2004	February 28, 2003
Tax-exempt Income	$ 68,263	$ 72,491
Long-term Capital Gains	21,672	8,901
Total	$ 89,935	$ 81,392

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class'

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 6	$ 0
Class T	0%	.25%	6	0
Class B	.65%	.25%	46	34
Class C	.75%	.25%	102	78
			$ 160	$ 112

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	2
Class B*	34
Class C*	4
$ 48

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company (FSC), an affiliate of FMR, with respect to Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 4.09
Class T	3.10
Class B	5.09
Class C	10.10
Spartan California Municipal Income	1,103.07
Institutional Class	1.08
	$ 1,126

Citibank also has a sub-arrangement with FSC, an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan California Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $43.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $26 and $44, respectively.

Annual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2004	Year ended February 28, 2003 A
From net investment income
Class A	$ 170	$ 46
Class T	100	20
Class B	172	44
Class C	321	77
Spartan California Municipal Income	67,468	71,876
Institutional Class	32	27
Total	$ 68,263	$ 72,090
From net realized gain
Class A	$ 59	$ 11
Class T	35	5
Class B	70	13
Class C	137	24
Spartan California Municipal Income	21,362	9,242
Institutional Class	9	7
Total	$ 21,672	$ 9,302

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 29, 2004	Year ended February 28, 2003A	Year ended February 29, 2004	Year ended February 28, 2003A
Class A
Shares sold	328	258	$ 4,124	$ 3,287
Reinvestment of distributions	9	1	110	18
Shares redeemed	(123)	(17)	(1,547)	(220)
Net increase (decrease)	214	242	$ 2,687	$ 3,085
Class T
Shares sold	225	124	$ 2,852	$ 1,594
Reinvestment of distributions	6	2	82	22
Shares redeemed	(12)	(47)	(155)	(600)
Net increase (decrease)	219	79	$ 2,779	$ 1,016
Class B
Shares sold	170	361	$ 2,143	$ 4,589
Reinvestment of distributions	9	2	119	31
Shares redeemed	(122)	(13)	(1,534)	(171)
Net increase (decrease)	57	350	$ 728	$ 4,449
Class C
Shares sold	540	611	$ 6,865	$ 7,765
Reinvestment of distributions	25	6	321	72
Shares redeemed	(181)	(31)	(2,289)	(397)
Net increase (decrease)	384	586	$ 4,897	$ 7,440
Spartan California Municipal Income
Shares sold	17,209	28,507	$ 218,471	$ 358,744
Reinvestment of distributions	5,023	4,657	63,470	58,599
Shares redeemed	(33,393)	(33,045)	(421,182)	(414,881)
Net increase (decrease)	(11,161)	119	$ (139,241)	$ 2,462
Institutional Class
Shares sold	7	136	$ 90	$ 1,744
Reinvestment of distributions	1	1	16	17
Shares redeemed	(105)	(20)	(1,317)	(251)
Net increase (decrease)	(97)	117	$ (1,211)	$ 1,510

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to
February 28, 2003.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Spartan California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 29, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan California Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity California Municipal Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan California Municipal Income Fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	04/05/04	04/02/04	$.085

During fiscal year ended 2004, 100% of the fund's income dividends was free from federal income tax, and 15.05% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	695,561,729.64	73.163
Against	154,513,995.39	16.252
Abstain	54,716,231.12	5.756
Broker Non-Votes	45,910,963.13	4.829
TOTAL	950,702,919.28	100.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	900,623,028.19	94.732
Withheld	50,079,891.09	5.268
TOTAL	950,702,919.28	100.00
Ralph F. Cox
Affirmative	901,024,142.15	94.775
Withheld	49,678,777.13	5.225
TOTAL	950,702,919.28	100.00
Laura B. Cronin
Affirmative	900,890,331.02	94.760
Withheld	49,812,588.26	5.240
TOTAL	950,702,919.28	100.00
Robert M. Gates
Affirmative	901,526,771.30	94.827
Withheld	49,176,147.98	5.173
TOTAL	950,702,919.28	100.00
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	902,172,581.49	94.895
Withheld	48,530,337.79	5.105
TOTAL	950,702,919.28	100.00
Abigail P. Johnson
Affirmative	899,971,424.34	94.664
Withheld	50,731,494.94	5.336
TOTAL	950,702,919.28	100.00
Edward C. Johnson 3d
Affirmative	900,243,395.25	94.692
Withheld	50,459,524.03	5.308
TOTAL	950,702,919.28	100.00
Donald J. Kirk
Affirmative	901,513,178.96	94.826
Withheld	49,189,740.32	5.174
TOTAL	950,702,919.28	100.00
Marie L. Knowles
Affirmative	901,869,444.64	94.863
Withheld	48,833,474.64	5.137
TOTAL	950,702,919.28	100.00
Ned C. Lautenbach
Affirmative	900,619,240.10	94.732
Withheld	50,083,679.18	5.268
TOTAL	950,702,919.28	100.00
Marvin L. Mann
Affirmative	900,042,926.10	94.671
Withheld	50,659,993.18	5.329
TOTAL	950,702,919.28	100.00
William O. McCoy
Affirmative	901,898,283.07	94.866
Withheld	48,804,636.21	5.134
TOTAL	950,702,919.28	100.00
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	901,857,869.42	94.862
Withheld	48,845,049.86	5.138
TOTAL	950,702,919.28	100.00
William S. Stavropoulos
Affirmative	901,004,663.64	94.772
Withheld	49,698,255.64	5.228
TOTAL	950,702,919.28	100.00
* Denotes trust-wide proposals and voting results.

Annual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCMI-UANN-0404
1.790906.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

California
Municipal Income
Fund

Annual Report

February 29, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the Spartan California Municipal Income Fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Income	6.44%	5.81%	6.10%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® California Municipal Income Fund on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Doug McGinley, Portfolio Manager of Spartan® California Municipal Income Fund

A continued low interest rate environment and a mild slowdown in the equity markets late in the period benefited the municipal bond market on an absolute basis and in comparison to investment-grade debt. Longer-maturity munis outperformed shorter-duration issues. Lower-rated bonds also performed well, thanks in part to an improving outlook for corporate-backed munis. During the past 12 months ending February 29, 2004, the Lehman Brothers® Municipal Bond Index - a performance measure of about 40,000 investment-grade, fixed-rate, tax-exempt bonds - advanced 6.30%. That return outdistanced the gains of all taxable investment-grade fixed income categories except for corporates. The Lehman Brothers Aggregate Bond Index, a proxy for the overall taxable, investment-grade bond market, gained 4.54%, nearly two percentage points lower than the muni index. Considering the tax-equivalent yield advantage munis offer, the performance gap appears even wider. According to the Bond Market Association, an investor in the 35% federal tax bracket would have to receive a yield of roughly 7.69% from a taxable investment to equal the 5.00% yield on a tax-exempt bond.

Spartan California Municipal Income Fund returned 6.44% during the 12-month period ending February 29, 2004, compared to the 5.87% return of the LipperSM California Municipal Debt Funds Average and the 6.17% return of the Lehman Brothers California Municipal Bond Index. The fund's performance was driven by a variety of strategies. On the plus side, the fund's periodic repositining among bonds of various maturities and coupons at different points in time throughout the year helped performance. An emphasis on essential services bonds - issued by providers of electricity, water and sewer services - also helped. Their stable revenues helped them outperform tax-backed general obligation bonds - especially those issued by the state - during the period. The fund also benefited from its underweighting in state-issued bonds, which came under pressure due to credit rating downgrades in light of the challenges the state experienced on the political, economic and fiscal fronts. The downgrades caused a decline in the overall credit quality of both the California municipal market and the fund. Modestly detracting from performance was the fund's small stake - compared with the California municipal market overall - in tobacco bonds. These bonds were hurt by unfavorable legal developments.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Sectors as of February 29, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.4	25.7
Transportation	15.6	16.0
Electric Utilities	10.0	11.4
Health Care	9.7	10.6
Education	8.1	8.2
Average Years to Maturity as of February 29, 2004
		6 months ago
Years	14.3	13.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 29, 2004
6 months ago
Years	7.5	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 29, 2004	As of August 31, 2003
AAA 51.5%	AAA 52.2%
AA,A 21.3%	AA,A 34.2%
BBB 24.2%	BBB 10.5%
BB and Below 0.1%	BB and Below 0.0%
Not Rated 1.9%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Investments February 29, 2004

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 98.6%
ABC Unified School District:
0% 8/1/32 (FGIC Insured)	$ 2,115	$ 496
0% 8/1/33 (FGIC Insured)	5,365	1,196
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	3,103
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	8,298
Alvord Unified School District Series A, 5.9% 2/1/16 (MBIA Insured)	1,155	1,403
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,201
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	1,886
Series C:
0% 9/1/22 (FSA Insured)	5,150	2,081
0% 9/1/36 (FSA Insured)	9,545	1,761
Anaheim Union High School District Series A, 5.375% 8/1/17 (FSA Insured)	1,000	1,139
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,395
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,536
Berryessa Union School District Series C, 0% 6/1/28 (FSA Insured)	1,755	510
Brea Redev. Agcy. 0% 8/1/30 (AMBAC Insured)	7,210	1,882
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,253
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,785
0% 8/1/12 (AMBAC Insured)	2,800	2,083
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.):
Series AA, 5% 12/1/23 (FGIC Insured)	1,370	1,452
Series J1, 7% 12/1/12	730	942
Series S, 5% 12/1/19	3,160	3,356
Series Y, 5.25% 12/1/19 (FGIC Insured)	5,000	5,575
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,000	2,209
5.5% 5/1/16 (AMBAC Insured)	1,200	1,376
5.75% 5/1/17	3,000	3,391
Series A:
5.25% 5/1/09 (MBIA Insured)	15,600	17,788
5.25% 5/1/11 (FSA Insured)	3,075	3,548
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5.375% 5/1/18 (AMBAC Insured)	$ 2,060	$ 2,325
5.5% 5/1/08	5,200	5,850
5.5% 5/1/15 (AMBAC Insured)	9,000	10,394
5.875% 5/1/16	4,535	5,186
6% 5/1/14	7,500	8,751
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	4,090	4,359
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,196
(Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,280	1,340
0% 10/1/29 (MBIA Insured)	7,115	1,943
(Pepperdine Univ. Proj.) 5.75% 9/15/30	13,735	15,137
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,435	3,821
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,163
5.25% 9/1/26	7,910	8,651
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,051
5.125% 2/1/30	6,000	6,228
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	21,431
Series O, 5.125% 1/1/31	5,000	5,279
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,541
Series C, 5.125% 10/1/28	7,725	8,103
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,991
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,728
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,455
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,178
4.75% 9/1/10	1,250	1,362
5% 11/1/07	24,000	26,293
5% 2/1/09	3,750	4,106
5% 2/1/10	3,000	3,295
5% 3/1/11	1,000	1,091
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5% 11/1/12	$ 11,850	$ 12,912
5% 2/1/18 (AMBAC Insured)	3,000	3,283
5% 10/1/18	3,000	3,099
5% 12/1/18	9,245	9,581
5% 2/1/32	2,000	1,994
5.25% 10/1/09	2,150	2,402
5.25% 2/1/11	5,485	6,105
5.25% 10/1/14	300	314
5.25% 2/1/15	2,000	2,179
5.25% 2/1/16	7,500	8,103
5.25% 10/1/17	1,500	1,557
5.25% 2/1/20	10,900	11,439
5.25% 2/1/22	5,000	5,189
5.375% 4/1/15 (MBIA Insured)	1,500	1,689
5.375% 10/1/28	4,250	4,364
5.5% 6/1/10	1,350	1,528
5.5% 3/1/12 (MBIA Insured)	5,000	5,757
5.5% 6/1/28	5,000	5,188
5.5% 11/1/33	3,000	3,130
5.625% 5/1/26	4,000	4,205
5.75% 10/1/10	7,325	8,444
5.75% 12/1/10	2,500	2,891
5.75% 5/1/30	3,080	3,289
6% 2/1/08	1,000	1,127
6% 4/1/18	1,000	1,165
6.5% 2/1/07	3,000	3,356
6.5% 2/1/08	4,050	4,630
6.6% 2/1/09	14,355	16,730
6.6% 2/1/11 (MBIA Insured)	1,100	1,349
6.75% 8/1/10	5,675	6,831
6.75% 8/1/12	1,100	1,341
7% 8/1/09	5,100	6,111
California Health Facilities Fing. Auth. Rev.:
(Catholic Health Care West Proj.) Series 1988 A, 5% 7/1/06	3,135	3,315
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,315	8,896
6.25% 12/1/34	15,905	17,073
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,405
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	$ 170	$ 65
Series 1983 A, 0% 2/1/15	8,187	3,367
Series I, 4.95% 8/1/28 (MBIA Insured) (d)	630	634
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	2,270	2,340
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metro. L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,163
5.25% 2/1/32 (AMBAC Insured)	6,295	6,782
5.25% 6/1/30 (MBIA Insured)	1,700	1,800
5.5% 6/1/20 (MBIA Insured)	1,780	2,001
5.5% 6/1/21 (MBIA Insured)	4,780	5,347
5.5% 6/1/22 (MBIA Insured)	5,040	5,614
5.5% 6/1/23 (MBIA Insured)	5,320	5,904
5.5% 6/1/24 (MBIA Insured)	5,610	6,206
California Poll. Cont. Fing. Auth.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	1,500	1,503
(Pacific Gas & Elec. Co. Proj.) Series B, 6.35% 6/1/09 (MBIA Insured) (d)	7,000	7,099
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,869
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series B, 4.45%, tender 7/1/05 (c)(d)	11,500	11,882
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,682
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,583
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,574
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	9,138
5.5% 6/1/19	3,000	3,083
6% 6/1/07	1,590	1,770
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C, 5.5% 6/1/15	3,000	3,323
Series D:
5.375% 11/1/12	1,250	1,348
5.375% 11/1/13	5,055	5,440
5.375% 11/1/14	5,000	5,364
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	$ 4,000	$ 4,593
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,443
(Regents Univ. of California Proj.) Series 1998 B, 5.5% 11/1/10	3,755	4,328
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,271
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,267
Series B:
5.5% 6/1/19	1,650	1,685
6.4% 12/1/09	3,700	4,402
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,565
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,000	1,138
5.5% 11/1/16 (AMBAC Insured)	1,500	1,735
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	3,000	3,415
California Statewide Cmnty. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,943
(Kaiser Permanente Health Sys. Proj.) Series 2001 C, 3.85%, tender 8/1/06 (c)	21,000	21,930
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	11,039
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/14	9,500	9,690
5.5% 7/1/23	3,000	3,060
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,218
(Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	3,860	4,099
5.616% 7/1/13 (MBIA Insured)	10,000	10,202
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	3,455	3,875
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,989
5.5% 7/1/07	1,425	1,577
California Statewide Cmntys. Dev. Auth. Solid Waste Facilities Rev. (Waste Mgmt. Proj.) 4.95%, tender 4/1/04 (c)(d)	3,000	3,008
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	$ 1,700	$ 1,060
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,921
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	2,610	2,670
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	3,000	3,390
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,011
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	915
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	933
5% 4/1/11	2,000	2,112
5% 4/1/12	4,210	4,426
5% 4/1/13	1,830	1,907
5.25% 4/1/09	1,600	1,720
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2001, 5% 6/1/26 (MBIA Insured)	1,520	1,587
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,227
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	592
0% 10/1/25 (AMBAC Insured)	1,665	557
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	830
0% 8/1/21 (MBIA Insured)	1,000	436
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,089
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	660	662
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,819
Folsom Cordova Unified School District Facilities Impt. District #2 (1998 Fing. Proj.) Series A:
0% 10/1/24 (MBIA Insured)	3,165	1,136
0% 10/1/26 (MBIA Insured)	2,290	733
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	609
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District:
Series B, 0% 8/1/35 (FGIC Insured)	$ 15,000	$ 3,018
0% 8/1/15 (MBIA Insured)	2,415	1,521
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,500	12,126
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	552
5% 1/1/35 (MBIA Insured)	22,070	22,911
0% 1/15/27 (a)	4,000	3,060
0% 1/15/27 (MBIA Insured) (a)	4,500	3,763
0% 1/15/29 (a)	4,000	3,044
5% 1/15/16 (MBIA Insured)	4,000	4,348
5.5% 1/15/08 (MBIA Insured)	8,945	10,133
5.75% 1/15/40	8,155	8,427
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	866
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,409
5.75% 7/1/30 (MBIA Insured)	1,000	1,121
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	14,078
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	16,300	16,387
6.75% 6/1/39	8,000	7,800
Series 2003 B:
5.75% 6/1/21	2,125	2,234
5.75% 6/1/22	4,400	4,613
Series B:
5% 6/1/09	3,000	3,261
5% 6/1/11	3,610	3,884
5.5% 6/1/18	1,000	1,036
5.5% 6/1/43	2,000	2,019
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	721
Lancaster Fing. Auth. Tax Allocation Rev. (Proj. #5 & Proj. #6 Redev. Projs.) 5.25% 2/1/20 (MBIA Insured)	1,075	1,224
Long Beach Hbr. Rev.:
Series A:
5% 5/15/14 (FGIC Insured) (b)(d)	2,000	2,206
5% 5/15/15 (FGIC Insured) (b)(d)	1,000	1,091
5.5% 5/15/08 (FGIC Insured) (d)	8,780	9,906
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Long Beach Hbr. Rev.: - continued
Series A:
6% 5/15/09 (FGIC Insured) (d)	$ 3,300	$ 3,829
6% 5/15/10 (FGIC Insured) (d)	1,000	1,180
6% 5/15/12 (FGIC Insured) (d)	3,500	4,153
5.125% 5/15/13 (d)	12,450	12,636
5.5% 5/15/11 (MBIA Insured) (d)	700	748
5.5% 5/15/15 (MBIA Insured) (d)	3,710	3,946
5.75% 5/15/07 (MBIA Insured) (d)	5,345	5,728
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	10,000	11,188
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,143
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,456
(Disney Parking Proj.):
0% 3/1/10	2,000	1,647
0% 3/1/11	1,950	1,513
0% 3/1/12	2,180	1,595
0% 3/1/13	6,490	4,485
0% 3/1/18	3,000	1,536
0% 3/1/19	3,175	1,527
0% 3/1/20	1,000	450
Los Angeles County Metro. Trans. Auth. Sales Tax Rev.:
(Proposition A Proj.) First Tier Sr. Series C, 4.75% 7/1/17 (AMBAC Insured)	3,310	3,493
(Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,765
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series A, 5% 10/1/19	6,000	6,347
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,198
5.375% 9/1/17 (FSA Insured)	1,095	1,254
5.375% 9/1/18 (FSA Insured)	1,155	1,302
5.375% 9/1/19 (FSA Insured)	1,210	1,354
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	306
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,189
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,420
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.: - continued
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (e)	$ 1,650	$ 1,671
6.75% 10/15/04 (Escrowed to Maturity) (e)	195	200
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	14,000	14,540
5.5% 10/15/10	2,630	3,042
5.5% 10/15/11 (MBIA Insured)	3,670	4,250
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	4,107
Los Angeles Hbr. Dept. Rev.:
Series B:
5.25% 11/1/07 (d)	4,290	4,695
5.25% 11/1/10 (d)	9,105	9,937
5.25% 11/1/11 (d)	7,095	7,720
5.3% 8/1/06 (d)	2,000	2,169
5.5% 8/1/08 (d)	1,505	1,644
7.6% 10/1/18 (Escrowed to Maturity) (e)	14,810	19,458
Los Angeles Unified School District:
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,539
5.375% 7/1/17 (MBIA Insured)	3,850	4,419
5.375% 7/1/18 (MBIA Insured)	425	484
Series C, 5.25% 7/1/24 (MBIA Insured)	1,265	1,358
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,455	3,082
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	843
Metro. Wtr. District Southern California Wtrwks. Rev. 5% 7/1/26	9,550	10,463
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (FGIC Insured)	2,800	954
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,759
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,749
Modesto Irrigation District Ctfs. of Prtn.:
Ctfs. of Prtn. (Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,006
Ctfs. of Prtn. & Cap. Impts. Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,859
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	$ 2,500	$ 565
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	514
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,748
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,054
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,728
12% 8/1/17 (FSA Insured)	1,000	1,856
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,611
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,825	5,369
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,931
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,121
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,119
5.5% 9/1/17 (FGIC Insured)	3,000	3,433
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/09 (MBIA Insured)	3,260	2,824
0% 8/1/10 (MBIA Insured)	3,255	2,703
Orange County Arpt. Rev.:
5.5% 7/1/11 (MBIA Insured) (d)	4,000	4,497
6% 7/1/07 (MBIA Insured) (d)	9,135	10,287
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	8,403
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	4,220
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,729
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,331
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,227
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	5,900	6,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Placer County Union High School District Series A, 0% 8/1/21 (FGIC Insured)	$ 1,000	$ 436
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	5,330	5,336
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	3,000	3,310
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A:
6% 9/2/05	1,280	1,310
6.15% 9/2/12	12,205	12,488
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,535	5,272
Port of Oakland Gen. Oblig.:
Series L:
5% 11/1/32 (FGIC Insured) (d)	4,835	5,008
5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,784
5% 11/1/15 (MBIA Insured) (d)	5,850	6,379
5% 11/1/17 (MBIA Insured) (d)	3,355	3,622
5% 11/1/18 (MBIA Insured) (d)	2,740	2,946
Port of Oakland Port Rev. Series G:
5.375% 11/1/08 (MBIA Insured) (d)	1,805	2,031
6% 11/1/07 (MBIA Insured) (d)	1,650	1,878
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series A:
0% 6/1/06 (FGIC Insured)	1,730	1,671
0% 6/1/07 (FGIC Insured)	1,890	1,781
0% 6/1/08 (FGIC Insured)	1,300	1,185
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,251
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	105	106
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	18,882
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,285
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	1,080	1,156
5% 10/1/08	1,135	1,216
5% 10/1/09	1,140	1,218
5.1% 10/1/10	1,245	1,330
5.25% 10/1/12	1,375	1,460
5.5% 10/1/22	4,500	4,694
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	$ 1,370	$ 496
0% 8/1/25 (FGIC Insured)	2,725	929
0% 8/1/26 (FGIC Insured)	1,365	441
0% 8/1/27 (FGIC Insured)	2,500	765
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	595
0% 8/1/27 (FGIC Insured)	1,940	594
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,349
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	2,035	1,269
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	752
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,692
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,268
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	18,700	19,777
6.5% 7/1/06	4,500	4,925
6.5% 7/1/07	2,000	2,215
6.5% 7/1/08	1,000	1,111
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,195	1,358
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	11,338
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,940
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,332
5% 10/1/09	1,545	1,734
5.25% 10/1/11	1,705	1,952
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,852
Series D, 5.25% 7/1/17 (FGIC Insured)	4,325	4,898
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,951
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.):
5.5% 8/1/05 (American Cap. Access Corp. Insured)	1,000	1,057
5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,662
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	$ 6,000	$ 6,408
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,874
5.25% 1/1/19 (AMBAC Insured) (d)	4,750	5,119
Second Series:
Issue 09A, 5.125% 5/1/07 (FGIC Insured) (d)	2,000	2,100
Issue 12A, 5.625% 5/1/08 (FGIC Insured) (d)	1,625	1,775
Issue 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,531
Issue 16A:
5.375% 5/1/18 (FSA Insured) (d)	5,035	5,486
5.5% 5/1/08 (FSA Insured) (d)	2,945	3,313
Issue 18A, 5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,657
Issue 23A:
5.5% 5/1/07 (FGIC Insured) (d)	1,045	1,160
5.5% 5/1/08 (FGIC Insured) (d)	2,755	3,105
Second Series 1998 Issue 18A, 5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,999
Second Series 27A:
5.5% 5/1/07 (MBIA Insured) (d)	2,935	3,257
5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,559
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,225
Series A:
0% 8/1/09 (FGIC Insured)	1,085	940
0% 8/1/10 (FGIC Insured)	1,085	901
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A:
0% 1/15/26 (MBIA Insured)	11,000	3,649
0% 1/15/32 (MBIA Insured)	4,000	965
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,895
0% 1/15/12 (MBIA Insured)	7,000	5,307
0% 1/15/15 (MBIA Insured)	5,000	3,220
0% 1/15/20 (MBIA Insured)	3,765	1,802
0% 1/15/31 (MBIA Insured)	5,000	1,272
0% 1/15/34 (MBIA Insured)	10,000	2,177
5.25% 1/15/30 (MBIA Insured)	9,145	9,645
5.5% 1/15/28	1,060	1,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
0% 1/1/12 (Escrowed to Maturity) (e)	$ 10,000	$ 7,721
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,119
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,978
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,111
San Juan Basin Auth. Lease Rev. (Ground Wtr. Recovery Proj.) 5.25% 12/1/20 (AMBAC Insured)	1,125	1,235
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,264
San Mateo County Cmnty. College District Series A:
0% 9/1/18 (FGIC Insured)	3,000	1,576
0% 9/1/24 (FGIC Insured)	4,500	1,622
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	767
0% 9/1/24 (FGIC Insured)	3,500	1,262
0% 9/1/25 (FGIC Insured)	1,490	506
0% 9/1/26 (FGIC Insured)	1,500	482
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,554
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,231
5.75% 8/1/30 (FGIC Insured)	7,490	8,402
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	9,115
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	2,730	3,084
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	2,380	2,688
6% 8/1/29 (FGIC Insured)	6,770	7,766
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,422
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	8,395	9,531
Saratoga Union School District Series A, 0% 9/1/22 (FGIC Insured)	3,820	1,558
Sequoia Union High School District 5% 7/1/21 (MBIA Insured)	1,245	1,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	$ 1,000	$ 323
0% 8/1/27 (MBIA Insured)	3,220	986
0% 5/1/28 (MBIA Insured)	3,340	982
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,712
6.75% 7/1/11	6,500	8,075
7% 7/1/05	920	938
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,085
Sulpher Springs Unified School District Series A:
0% 9/1/09 (MBIA Insured)	2,485	2,148
0% 9/1/12 (MBIA Insured)	2,750	2,039
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	5,000	3,772
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	1,647
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,439
6% 6/1/22	1,100	1,203
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	2,044
0% 8/1/19 (FGIC Insured)	2,270	1,145
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	525
0% 9/1/21 (FGIC Insured)	2,995	1,300
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (f)	22,420	24,204
Series B, 5.25% 5/15/16 (AMBAC Insured)	5,000	5,664
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	2,590	2,653
5.25% 1/1/13	8,500	8,707
Ventura Unified School District Series D, 5.875% 8/1/30 (FSA Insured)	1,645	1,865
Vernon Elec. Sys. Rev. (Marlburg Generating Station Proj.):
5% 4/1/09	1,000	1,091
5.375% 4/1/16	2,005	2,134
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	$ 1,325	$ 1,519
5.375% 8/1/16 (FSA Insured)	1,000	1,144
Walnut Valley Unified School District Series D, 5.25% 8/1/16 (FGIC Insured)	1,000	1,140
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	2,405	2,727
		1,555,389
Guam - 0.1%
Guam Pwr. Auth. Rev. Series A, 4% 10/1/04	1,620	1,632
Puerto Rico - 0.3%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	3,550	3,985
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,100	1,221
		5,206
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,444,466)	1,562,227
NET OTHER ASSETS - 1.0%	14,993
NET ASSETS - 100%	$ 1,577,220
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
145 US Treasury Bond Contracts	June 2004	$ 16,303	$ 55

The face value of futures purchased as a percentage of net assets - 1%
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,204,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,420
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	29.4%
Transportation	15.6%
Electric Utilities	10.0%
Health Care	9.7%
Education	8.1%
Escrowed/Pre-Refunded	6.3%
Special Tax	6.1%
Others* (individually less than 5%)	14.8%
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $290,020,000 and $448,578,000, respectively.
Income Tax Information
The fund hereby designates approximately $21,673,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2004

Assets
Investment in securities, at value (cost $1,444,466) - See accompanying schedule		$ 1,562,227
Cash		4,394
Receivable for fund shares sold		720
Interest receivable		16,768
Receivable for daily variation on futures contracts		145
Prepaid expenses		8
Other receivables		13
Total assets		1,584,275

Liabilities
Payable for investments purchased Regular delivery	$ 87
Delayed delivery	3,289
Payable for fund shares redeemed	1,326
Distributions payable	1,569
Accrued management fee	489
Transfer agent fee payable	182
Distribution fees payable	15
Other affiliated payables	61
Other payables and accrued expenses	37
Total liabilities		7,055

Net Assets		$ 1,577,220
Net Assets consist of:
Paid in capital		$ 1,449,412
Undistributed net investment income		1,344
Accumulated undistributed net realized gain (loss) on investments		8,648
Net unrealized appreciation (depreciation) on investments		117,816
Net Assets		$ 1,577,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,851 ÷ 455.7 shares)	$ 12.84

Maximum offering price per share (100/95.25 of $12.84)	$ 13.48
Class T: Net Asset Value and redemption price per share ($3,831 ÷ 298 shares)	$ 12.86

Maximum offering price per share (100/96.50 of $12.86)	$ 13.33
Class B: Net Asset Value and offering price per share ($5,219 ÷ 406.6 shares) A	$ 12.84

Class C: Net Asset Value and offering price per share ($12,447 ÷ 970 shares) A	$ 12.83

Spartan California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,549,608 ÷ 120,762 shares)	$ 12.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($263.79 ÷ 20.53 shares)	$ 12.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 29, 2004

Investment Income
Interest		$ 76,660

Expenses
Management fee	$ 6,088
Transfer agent fees	1,126
Distribution fees	160
Accounting fees and expenses	381
Non-interested trustees' compensation	9
Custodian fees and expenses	26
Registration fees	68
Audit	57
Legal	19
Miscellaneous	7
Total expenses before reductions	7,941
Expense reductions	(113)	7,828
Net investment income (loss)		68,832
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	25,652
Futures contracts	1,499
Swap agreements	(1,504)
Total net realized gain (loss)		25,647
Change in net unrealized appreciation (depreciation) on: Investment securities	1,787
Futures contracts	55
Total change in net unrealized appreciation (depreciation)		1,842
Net gain (loss)		27,489
Net increase (decrease) in net assets resulting from operations		$ 96,321

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,832	$ 72,724
Net realized gain (loss)	25,647	17,062
Change in net unrealized appreciation (depreciation)	1,842	17,340
Net increase (decrease) in net assets resulting from operations	96,321	107,126
Distributions to shareholders from net investment income	(68,263)	(72,090)
Distributions to shareholders from net realized gain	(21,672)	(9,302)
Total distributions	(89,935)	(81,392)
Share transactions - net increase (decrease)	(129,361)	19,962
Redemption fees	38	45
Total increase (decrease) in net assets	(122,937)	45,741

Net Assets
Beginning of period	1,700,157	1,654,416
End of period (including undistributed net investment income of $1,344 and undistributed net investment income of $1,389, respectively)	$ 1,577,220	$ 1,700,157

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.521	.303
Net realized and unrealized gain (loss)	.248	.212
Total from investment operations	.769	.515
Distributions from net investment income	(.517)	(.297)
Distributions from net realized gain	(.172)	(.058)
Total distributions	(.689)	(.355)
Redemption fees added to paid in capital E, I	-	-
Net asset value, end of period	$ 12.84	$ 12.76
Total Return B, C, D	6.25%	4.13%
Ratios to Average Net Assets G
Expenses before expense reductions	.65%	.66% A
Expenses net of voluntary waivers, if any	.65%	.66% A
Expenses net of all reductions	.65%	.65% A
Net investment income (loss)	4.12%	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 3
Portfolio turnover rate	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.508	.296
Net realized and unrealized gain (loss)	.237	.241
Total from investment operations	.745	.537
Distributions from net investment income	(.503)	(.289)
Distributions from net realized gain	(.172)	(.058)
Total distributions	(.675)	(.347)
Redemption fees added to paid in capital E, I	-	-
Net asset value, end of period	$ 12.86	$ 12.79
Total Return B, C, D	6.04%	4.31%
Ratios to Average Net Assets G
Expenses before expense reductions	.76%	.77% A
Expenses net of voluntary waivers, if any	.76%	.77% A
Expenses net of all reductions	.76%	.76% A
Net investment income (loss)	4.01%	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 1
Portfolio turnover rate	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.426	.247
Net realized and unrealized gain (loss)	.248	.210
Total from investment operations	.674	.457
Distributions from net investment income	(.422)	(.239)
Distributions from net realized gain	(.172)	(.058)
Total distributions	(.594)	(.297)
Redemption fees added to paid in capital E, I	-	-
Net asset value, end of period	$ 12.84	$ 12.76
Total Return B, C, D	5.46%	3.66%
Ratios to Average Net Assets G
Expenses before expense reductions	1.41%	1.42% A
Expenses net of voluntary waivers, if any	1.41%	1.42% A
Expenses net of all reductions	1.40%	1.42% A
Net investment income (loss)	3.37%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4
Portfolio turnover rate	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.411	.239
Net realized and unrealized gain (loss)	.248	.200
Total from investment operations	.659	.439
Distributions from net investment income	(.407)	(.231)
Distributions from net realized gain	(.172)	(.058)
Total distributions	(.579)	(.289)
Redemption fees added to paid in capital E, I	-	-
Net asset value, end of period	$ 12.83	$ 12.75
Total Return B, C, D	5.34%	3.52%
Ratios to Average Net Assets G
Expenses before expense reductions	1.52%	1.54% A
Expenses net of voluntary waivers, if any	1.52%	1.54% A
Expenses net of all reductions	1.51%	1.53% A
Net investment income (loss)	3.25%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 7
Portfolio turnover rate	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan California Municipal Income

Years ended February 28,	2004D	2003	2002	2001	2000D
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 12.55	$ 12.35	$ 11.52	$ 12.41
Income from Investment Operations
Net investment income (loss) B	.544	.546	.555E	.568	.557
Net realized and unrealized gain (loss)	.247	.265	.211E	.832	(.838)
Total from investment operations	.791	.811	.766	1.400	(.281)
Distributions from net investment income	(.539)	(.541)	(.552)	(.570)	(.555)
Distributions from net realized gain	(.172)	(.070)	(.015)	-	(.015)
Distributions in excess of net realized gain	-	-	-	-	(.039)
Total distributions	(.711)	(.611)	(.567)	(.570)	(.609)
Redemption fees added to paid in capital	-B, F	-B, F	.001B	-	-
Net asset value, end of period	$ 12.83	$ 12.75	$ 12.55	$ 12.35	$ 11.52
Total Return A	6.44%	6.64%	6.36%	12.42%	(2.28)%
Ratios to Average Net Assets C
Expenses before expense reductions	.48%	.49%	.48%	.49%	.49%
Expenses net of voluntary waivers, if any	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.48%	.47%	.43%	.42%	.49%
Net investment income (loss)	4.29%	4.34%	4.47%E	4.75%	4.69%
Supplemental Data
Net assets, end of period (in millions)	$ 1,550	$ 1,683	$ 1,654	$ 1,512	$ 1,212
Portfolio turnover rate	18%	18%	13%	16%	35%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Effective March 31, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2004 G	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operation
Net investment income (loss) D	.546	.316
Net realized and unrealized gain (loss)	.254	.211
Total from investment operations	.800	.527
Distributions from net investment income	(.538)	(.309)
Distributions from net realized gain	(.172)	(.058)
Total distributions	(.710)	(.367)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 12.85	$ 12.76
Total Return B, C	6.51%	4.23%
Ratios to Average Net Assets F
Expenses before expense reductions	.49%	.50% A
Expenses net of voluntary waivers, if any	.49%	.50% A
Expenses net of all reductions	.49%	.49% A
Net investment income (loss)	4.28%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 264	$ 1,499
Portfolio turnover rate	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount and losses deferred due to futures transactions and wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 116,282
Unrealized depreciation	(544)
Net unrealized appreciation (depreciation)	115,738
Undistributed ordinary income	6,704
Undistributed long-term capital gain	8,783

Cost for federal income tax purposes	$ 1,446,489

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	February 29, 2004	February 28, 2003
Tax-exempt Income	$ 68,263	$ 72,491
Long-term Capital Gains	21,672	8,901
Total	$ 89,935	$ 81,392

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class'

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 6	$ 0
Class T	0%	.25%	6	0
Class B	.65%	.25%	46	34
Class C	.75%	.25%	102	78
			$ 160	$ 112

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	2
Class B*	34
Class C*	4
$ 48

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company (FSC), an affiliate of FMR, with respect to Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 4.09
Class T	3.10
Class B	5.09
Class C	10.10
Spartan California Municipal Income	1,103.07
Institutional Class	1.08
	$ 1,126

Citibank also has a sub-arrangement with FSC, an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan California Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $43.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $26 and $44, respectively.

Annual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2004	Year ended February 28, 2003 A
From net investment income
Class A	$ 170	$ 46
Class T	100	20
Class B	172	44
Class C	321	77
Spartan California Municipal Income	67,468	71,876
Institutional Class	32	27
Total	$ 68,263	$ 72,090
From net realized gain
Class A	$ 59	$ 11
Class T	35	5
Class B	70	13
Class C	137	24
Spartan California Municipal Income	21,362	9,242
Institutional Class	9	7
Total	$ 21,672	$ 9,302

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 29, 2004	Year ended February 28, 2003A	Year ended February 29, 2004	Year ended February 28, 2003A
Class A
Shares sold	328	258	$ 4,124	$ 3,287
Reinvestment of distributions	9	1	110	18
Shares redeemed	(123)	(17)	(1,547)	(220)
Net increase (decrease)	214	242	$ 2,687	$ 3,085
Class T
Shares sold	225	124	$ 2,852	$ 1,594
Reinvestment of distributions	6	2	82	22
Shares redeemed	(12)	(47)	(155)	(600)
Net increase (decrease)	219	79	$ 2,779	$ 1,016
Class B
Shares sold	170	361	$ 2,143	$ 4,589
Reinvestment of distributions	9	2	119	31
Shares redeemed	(122)	(13)	(1,534)	(171)
Net increase (decrease)	57	350	$ 728	$ 4,449
Class C
Shares sold	540	611	$ 6,865	$ 7,765
Reinvestment of distributions	25	6	321	72
Shares redeemed	(181)	(31)	(2,289)	(397)
Net increase (decrease)	384	586	$ 4,897	$ 7,440
Spartan California Municipal Income
Shares sold	17,209	28,507	$ 218,471	$ 358,744
Reinvestment of distributions	5,023	4,657	63,470	58,599
Shares redeemed	(33,393)	(33,045)	(421,182)	(414,881)
Net increase (decrease)	(11,161)	119	$ (139,241)	$ 2,462
Institutional Class
Shares sold	7	136	$ 90	$ 1,744
Reinvestment of distributions	1	1	16	17
Shares redeemed	(105)	(20)	(1,317)	(251)
Net increase (decrease)	(97)	117	$ (1,211)	$ 1,510

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to
February 28, 2003.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Spartan California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 29, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan California Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan California Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity California Municipal Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of Spartan California Municipal Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan California Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Spartan California Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Spartan California Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan California Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan California Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan California Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan California Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Spartan California Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan California Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan California Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Spartan California Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Spartan California Municipal Income	04/05/04	04/02/04	$.085

During fiscal year ended 2004, 100% of the fund's income dividends was free from federal income tax, and 15.05% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	695,561,729.64	73.163
Against	154,513,995.39	16.252
Abstain	54,716,231.12	5.756
Broker Non-Votes	45,910,963.13	4.829
TOTAL	950,702,919.28	100.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	900,623,028.19	94.732
Withheld	50,079,891.09	5.268
TOTAL	950,702,919.28	100.00
Ralph F. Cox
Affirmative	901,024,142.15	94.775
Withheld	49,678,777.13	5.225
TOTAL	950,702,919.28	100.00
Laura B. Cronin
Affirmative	900,890,331.02	94.760
Withheld	49,812,588.26	5.240
TOTAL	950,702,919.28	100.00
Robert M. Gates
Affirmative	901,526,771.30	94.827
Withheld	49,176,147.98	5.173
TOTAL	950,702,919.28	100.00
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	902,172,581.49	94.895
Withheld	48,530,337.79	5.105
TOTAL	950,702,919.28	100.00
Abigail P. Johnson
Affirmative	899,971,424.34	94.664
Withheld	50,731,494.94	5.336
TOTAL	950,702,919.28	100.00
Edward C. Johnson 3d
Affirmative	900,243,395.25	94.692
Withheld	50,459,524.03	5.308
TOTAL	950,702,919.28	100.00
Donald J. Kirk
Affirmative	901,513,178.96	94.826
Withheld	49,189,740.32	5.174
TOTAL	950,702,919.28	100.00
Marie L. Knowles
Affirmative	901,869,444.64	94.863
Withheld	48,833,474.64	5.137
TOTAL	950,702,919.28	100.00
Ned C. Lautenbach
Affirmative	900,619,240.10	94.732
Withheld	50,083,679.18	5.268
TOTAL	950,702,919.28	100.00
Marvin L. Mann
Affirmative	900,042,926.10	94.671
Withheld	50,659,993.18	5.329
TOTAL	950,702,919.28	100.00
William O. McCoy
Affirmative	901,898,283.07	94.866
Withheld	48,804,636.21	5.134
TOTAL	950,702,919.28	100.00
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	901,857,869.42	94.862
Withheld	48,845,049.86	5.138
TOTAL	950,702,919.28	100.00
William S. Stavropoulos
Affirmative	901,004,663.64	94.772
Withheld	49,698,255.64	5.228
TOTAL	950,702,919.28	100.00
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CFL-UANN-0404
1.790911.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, February 29, 2004, Fidelity California Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Spartan California Municipal Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Spartan California Municipal Income Fund	$47,000	$34,000
All funds in the Fidelity Group of Funds audited by PwC	$10,700,000	$8,500,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended February 29, 2004 and February 28, 2003 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A,B	2003A,B
Spartan California Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A,B	2003A,B
PwC	$50,000	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2004A,B	2003A,B
Spartan California Municipal Income Fund	$2,300	$2,100
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2004A,B	2003A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2004A,B	2003A,B
Spartan California Municipal Income Fund	$2,500	$2,900
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2004A,B	2003A,B
PwC	$140,000	$210,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended February 29, 2004, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Spartan California Municipal Income Fund	0%

(g) For the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate fees billed by PwC of $1,700,000A,B and $1,700,000A,B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A,B	2003A,B
Covered Services	$200,000	$250,000
Non-Covered Services	$1,500,000	$1,450,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 27, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 26, 2004